UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

July 31, 2012

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Municipals Trust Annual Report July 31, 2012

Arizona    •    Connecticut    •     Minnesota    •    New Jersey    •    Pennsylvania

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2012

Eaton Vance

Municipal Income Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

Arizona	4
Connecticut	6
Minnesota	8
New Jersey	10
Pennsylvania	12

Endnotes and Additional Disclosures	14

Fund Expenses	15

Financial Statements	18

Report of Independent Registered Public Accounting Firm	73

Federal Tax Information	74

Board of Trustees’ Contract Approval	75

Management and Organization	78

Important Notices	80

Eaton Vance

Municipal Income Funds

July 31, 2012

Management’s Discussion of Fund Performance1

Economic and Market Conditions

In the early months of the period, investors worried about intensifying debt problems in Europe, high U.S. unemployment, a stagnant housing market, and a Congressional deadlock that left businesses perplexed about the direction of tax and regulatory policy. Reacting to this turmoil, the S&P 5002 Index continued to plunge as the period opened and spent the next several months flirting with new lows for the year.

Beginning in mid-December 2011, however, an equity rally took hold and continued into early April 2012, fueled by stronger economic growth in the fourth quarter, falling unemployment, and what the markets perceived as a successful restructuring of Greek debt. Then in the second quarter of 2012, the third annual mid-year slowdown arrived, instigated by continuing problems in Europe, slowing growth in China, and political uncertainty in the U.S. As consumer spending slowed and employment data weakened, growth expectations were revised downward, stocks traded lower, and U.S. Treasury yields fell to all-time lows.

Against this backdrop, municipal bonds rallied during the one-year period ending July 31, 2012, led by the long end of the yield curve. The Funds’ primary benchmark, the Barclays Capital Municipal Bond Index (the Index) — an unmanaged index of municipal bonds traded in the U.S. — returned 10.51% for the period, while the Barclays Capital Long (22+) Municipal Bond Index returned 16.77%. As yields on higher quality bonds fell, investors moved out on the yield curve, buying longer maturity municipal bonds to take advantage of higher yields. In their quest for income during a period of historically low interest rates, investors also favored lower quality, higher yielding issues over higher quality bonds. As a result, longer duration, lower credit quality bonds were the best performers in the municipals space during the period.

With falling Treasury yields driven by a worldwide “flight to quality” (the perceived safety of Treasuries and other high-rated issues) and the Federal Reserve’s Operation Twist (central bank’s swapping of its short-term holdings for long-term Treasury bonds), municipal bonds during the period offered higher taxable-equivalent yields than Treasuries. The ratio of 30-year AAA7 municipal yields to 30-year Treasury yields — which historically has averaged less than 100% because municipal yields are federally tax-exempt — began the period at 105.6% and finished at 110.5%. Even though municipals rallied, however, the global demand for the safety of Treasuries drove Treasuries to deliver even higher total returns than municipal bonds for the period.

Fund Performance

For the fiscal year ending July 31, 2012, the Arizona, Connecticut, and New Jersey Funds’ Class A shares at net asset value (NAV) outperformed the 10.51% return of the Index, while the Minnesota and Pennsylvania Funds’ Class A shares at NAV lagged the Index.

Generally speaking, the Funds’ overall strategy is to invest primarily in bonds at the longer end of the maturity spectrum, in order to capture their typically higher yields and greater income stream. Management hedges to various degrees against the greater potential risk of volatility at the long end of the yield curve by using Treasury futures and interest-rate swaps. As a risk management strategy, hedging is intended to moderate performance on both the upside and the downside. So in a period when municipal and Treasury bonds saw strong performance, the Funds’ hedging also mitigated a portion of the Funds’ positive performance — and, as intended, reduced Fund volatility during a period of rather pronounced market volatility. Hedging was a notable detractor from absolute performance of all Funds except the Minnesota Fund, where the negative effect of hedging was less pronounced.

In contrast, performance of all Funds was helped by their overweighting in longer maturity bonds and in lower-rated bonds, during a period when yield-hungry investors favored longer duration, lower quality issues. An overweighting in zero-coupon bonds also contributed to results for all Funds except the Connecticut Fund.

For the Arizona, Connecticut, New Jersey, and Pennsylvania Funds, leveraged6 investments helped results as well. Management held leveraged investments to enhance those Funds’ tax-exempt income. The use of leveraged investments has the effect of achieving additional exposure to the municipal market and magnifies a fund’s exposure to its underlying investments in both up and down markets. As a result, during this period of strong performance by municipal bonds, leveraged investments aided relative performance.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Municipal Income Funds

July 31, 2012

Management’s Discussion of Fund Performance — continued

State-specific Results

Eaton Vance Arizona Municipal Income Fund’s Class A shares at NAV had a total return of 12.51%, outpacing the 10.51% return of the Index. Significant drivers of outperformance versus the Index included leveraged investments and overweights in longer maturity and lower-rated bonds and zero-coupon bonds, as mentioned above, as well as an overweighting and security selection in BBB-rated issues. Key detractors from relative results versus the Index were security selection in the hospitals sector and, as noted earlier, the Fund’s hedging strategy.

Eaton Vance Connecticut Municipal Income Fund’s Class A shares at NAV returned 11.29%, outperforming the 10.51% return of the Index. The major contributors to relative outperformance versus the Index were security selection and an overweighting in the strong-performing education sector, security selection in AAA- and AA-rated bonds, and the factors mentioned earlier: leveraged investments and overweights in longer maturity and lower credit quality issues. Notable detractors included the previously mentioned hedging strategy as well as security selection in BBB-rated bonds. Another detractor was the Fund’s holding in one particular airline backed bond, which declined in value when the carrier declared bankruptcy during the fiscal year.

Eaton Vance Minnesota Municipal Income Fund’s Class A shares at NAV returned 10.41%, trailing the 10.51% return of the Index. Security selection in BBB-rated bonds held back results versus the Index. The Fund’s hedging strategy also detracted modestly from relative performance versus the Index. Overweightings in zero-coupon bonds, longer maturity and lower-rated issues, and 4.50%–4.75% coupon bonds, which all performed well during the period, were the strongest relative contributors to performance versus the Index.

Eaton Vance New Jersey Municipal Income Fund’s Class A shares at NAV returned 13.24%, outperforming the 10.51% return of the Index. Leveraged investments, as noted earlier, contributed to relative results versus the Index, as did an overweighting and security selection in three areas: zero-coupon bonds, long maturity bonds, and BB- and BBB-rated issues. The Fund’s hedging strategy was the only significant detractor from performance versus the Index during the period.

Eaton Vance Pennsylvania Municipal Income Fund’s Class A shares at NAV returned 8.70%, underperforming the 10.51% return of the Index. The primary detractors from relative performance versus the Index were the Fund’s hedging strategy and, to a lesser extent, security selection in zero-coupon bonds. Leveraged investments, as mentioned earlier, aided relative results versus the Index, as did an overweighting and security selection in long maturity issues, an overweighting in lower-rated bonds, and security selection in local GO (general obligation) bonds.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Arizona Municipal Income Fund

July 31, 2012

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	12/13/1993	12.51%	5.03%	4.92%	—
Class A with 4.75% Maximum Sales Charge	—	7.19	4.00	4.41	—
Class B at NAV	7/25/1991	11.64	4.22	4.14	—
Class B with 5% Maximum Sales Charge	—	6.64	3.88	4.14	—
Class C at NAV	12/16/2005	11.63	4.24	—	4.21%
Class C with 1% Maximum Sales Charge	—	10.63	4.24	—	4.21
Class I at NAV	8/3/2010	12.74	—	—	7.94
Barclays Capital Municipal Bond Index	—	10.51%	6.12%	5.31%	—
Barclays Capital 20 Year Municipal Bond Index	—	14.28	6.72	6.17	—

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.77%	1.52%	1.52%	0.57%
Net of Interest Expense		0.75	1.50	1.50	0.55

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.85%	3.09%	3.09%	4.06%
Taxable-Equivalent Distribution Rate		6.20	4.98	4.98	6.54
SEC 30-day Yield		2.36	1.74	1.74	2.68
Taxable-Equivalent SEC 30-day Yield		3.80	2.80	2.80	4.32

% Total Leverage[6]
Residual Interest Bond (RIB)					2.18%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

	Period Beginning	At NAV	With Maximum Sales Charge
Class B	7/31/02	$15,011	N.A.
Class C	12/16/05	$13,145	N.A.
Class I	8/3/10	$11,649	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance

Arizona Municipal Income Fund

July 31, 2012

Fund Profile

Credit Quality (% of total investments)7

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	24.6%	BB	0.4%
AA	43.3	CCC	0.8
A	16.4	Not Rated	4.8
BBB	9.7

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2012

Performance2,3

Portfolio Manager William H. Ahern, Jr., CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	4/19/1994	11.29%	4.81%	4.42%	—
Class A with 4.75% Maximum Sales Charge	—	6.01	3.79	3.91	—
Class B at NAV	5/1/1992	10.49	4.03	3.66	—
Class B with 5% Maximum Sales Charge	—	5.49	3.68	3.66	—
Class C at NAV	2/9/2006	10.49	4.05	—	3.79%
Class C with 1% Maximum Sales Charge	—	9.49	4.05	—	3.79
Class I at NAV	3/3/2008	11.61	—	—	6.89
Barclays Capital Municipal Bond Index	—	10.51%	6.12%	5.31%	—
Barclays Capital 20 Year Municipal Bond Index	—	14.28	6.72	6.17	—

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.80%	1.56%	1.55%	0.61%
Net of Interest Expense		0.75	1.51	1.50	0.56

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.68%	2.92%	2.92%	3.88%
Taxable-Equivalent Distribution Rate		6.07	4.82	4.82	6.40
SEC 30-day Yield		2.23	1.61	1.61	2.54
Taxable-Equivalent SEC 30-day Yield		3.68	2.66	2.66	4.19

% Total Leverage[6]
RIB					5.56%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

	Period Beginning	At NAV	With Maximum Sales Charge
Class B	7/31/02	$14,325	N.A.
Class C	2/9/06	$12,723	N.A.
Class I	3/3/08	$13,418	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

6

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2012

Fund Profile

Credit Quality (% of total investments)7

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	10.1%	BBB	17.3%
AA	39.7	BB	2.6
A	26.3	Not Rated	4.0

See Endnotes and Additional Disclosures in this report.

7

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2012

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	12/9/1993	10.41%	5.19%	4.94%	—
Class A with 4.75% Maximum Sales Charge	—	5.13	4.17	4.43	—
Class B at NAV	7/29/1991	9.53	4.39	4.16	—
Class B with 5% Maximum Sales Charge	—	4.53	4.05	4.16	—
Class C at NAV	12/21/2005	9.54	4.37	—	4.29%
Class C with 1% Maximum Sales Charge	—	8.54	4.37	—	4.29
Class I at NAV	8/3/2010	10.63	—	—	6.69
Barclays Capital Municipal Bond Index	—	10.51%	6.12%	5.31%	—
Barclays Capital 20 Year Municipal Bond Index	—	14.28	6.72	6.17	—

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
		0.74%	1.50%	1.50%	0.54%

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.08%	2.33%	2.33%	3.28%
Taxable-Equivalent Distribution Rate		5.14	3.89	3.89	5.48
SEC 30-day Yield		1.92	1.28	1.28	2.21
Taxable-Equivalent SEC 30-day Yield		3.21	2.14	2.14	3.69

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

	Period Beginning	At NAV	With Maximum Sales Charge
Class B	7/31/02	$15,042	N.A.
Class C	12/21/05	$13,198	N.A.
Class I	8/3/10	$11,380	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

8

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2012

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

9

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2012

Performance2,3

Portfolio Manager Adam Weigold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	4/13/1994	13.24%	3.07%	4.12%	—
Class A with 4.75% Maximum Sales Charge	—	7.86	2.08	3.62	—
Class C at NAV	12/14/2005	12.37	2.30	—	2.93%
Class C with 1% Maximum Sales Charge	—	11.37	2.30	—	2.93
Class I at NAV	3/3/2008	13.46	—	—	6.21
Barclays Capital Municipal Bond Index	—	10.51%	6.12%	5.31%	—
Barclays Capital 20 Year Municipal Bond Index	—	14.28	6.72	6.17	—

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			0.91%	1.66%	0.71%
Net of Interest Expense			0.79	1.54	0.59

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			4.04%	3.29%	4.24%
Taxable-Equivalent Distribution Rate			6.83	5.56	7.17
SEC 30-day Yield			2.86	2.26	3.20
Taxable-Equivalent SEC 30-day Yield			4.83	3.82	5.41

% Total Leverage[6]
RIB					9.02%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

	Period Beginning	At NAV	With Maximum Sales Charge
Class C	12/14/05	$12,110	N.A.
Class I	3/3/08	$13,044	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

10

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2012

Fund Profile

Credit Quality (% of total investments)7

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	4.8%	BB	0.5%
AA	33.2	B	1.5
A	37.2	Not Rated	4.3
BBB	18.5

See Endnotes and Additional Disclosures in this report.

11

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2012

Performance2,3

Portfolio Manager Adam Weigold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	6/1/1994	8.70%	3.06%	4.15%	—
Class A with 4.75% Maximum Sales Charge	—	3.53	2.06	3.65	—
Class B at NAV	1/8/1991	7.86	2.30	3.40	—
Class B with 5% Maximum Sales Charge	—	2.86	1.96	3.40	—
Class C at NAV	1/13/2006	7.86	2.28	—	2.72%
Class C with 1% Maximum Sales Charge	—	6.86	2.28	—	2.72
Class I at NAV	3/3/2008	8.91	—	—	5.83
Barclays Capital Municipal Bond Index	—	10.51%	6.12%	5.31%	—
Barclays Capital 20 Year Municipal Bond Index	—	14.28	6.72	6.17	—

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.90%	1.66%	1.65%	0.70%
Net of Interest Expense		0.80	1.56	1.55	0.60

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		4.03%	3.27%	3.27%	4.23%
Taxable-Equivalent Distribution Rate		6.40	5.19	5.19	6.71
SEC 30-day Yield		2.62	2.01	2.01	2.95
Taxable-Equivalent SEC 30-day Yield		4.16	3.19	3.19	4.68

% Total Leverage[6]
RIB					6.37%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

	Period Beginning	At NAV	With Maximum Sales Charge
Class B	7/31/02	$13,967	N.A.
Class C	1/13/06	$11,923	N.A.
Class I	3/3/08	$12,842	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

12

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2012

Fund Profile

Credit Quality (% of total investments)7

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	1.3%	BBB	13.6%
AA	51.7	BB	0.4
A	29.4	Not Rated	3.6

See Endnotes and Additional Disclosures in this report.

13

Eaton Vance

Municipal Income Funds

July 31, 2012

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays Capital Long (22+) Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Barclays Capital 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality.

Fund profile subject to change due to active management.

14

Eaton Vance

Municipal Income Funds

July 31, 2012

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2012 – July 31, 2012).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Arizona Municipal Income Fund

	Beginning Account Value (2/1/12)	Ending Account Value (7/31/12)	Expenses Paid During Period* (2/1/12 – 7/31/12)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,029.90	$3.79	0.75%
Class B	$1,000.00	$1,025.10	$7.60	1.51%
Class C	$1,000.00	$1,025.10	$7.55	1.50%
Class I	$1,000.00	$1,029.90	$2.83	0.56%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.77	0.75%
Class B	$1,000.00	$1,017.40	$7.57	1.51%
Class C	$1,000.00	$1,017.40	$7.52	1.50%
Class I	$1,000.00	$1,022.10	$2.82	0.56%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2012.

15

Eaton Vance

Municipal Income Funds

July 31, 2012

Fund Expenses — continued

Eaton Vance Connecticut Municipal Income Fund

	Beginning Account Value (2/1/12)	Ending Account Value (7/31/12)	Expenses Paid During Period* (2/1/12 – 7/31/12)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,021.20	$4.02	0.80%
Class B	$1,000.00	$1,017.40	$7.77	1.55%
Class C	$1,000.00	$1,017.40	$7.72	1.54%
Class I	$1,000.00	$1,022.20	$2.97	0.59%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.02	0.80%
Class B	$1,000.00	$1,017.20	$7.77	1.55%
Class C	$1,000.00	$1,017.20	$7.72	1.54%
Class I	$1,000.00	$1,021.90	$2.97	0.59%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2012.

Eaton Vance Minnesota Municipal Income Fund

	Beginning Account Value (2/1/12)	Ending Account Value (7/31/12)	Expenses Paid During Period* (2/1/12 – 7/31/12)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,024.80	$3.68	0.73%
Class B	$1,000.00	$1,021.40	$7.44	1.48%
Class C	$1,000.00	$1,021.40	$7.44	1.48%
Class I	$1,000.00	$1,025.80	$2.67	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.67	0.73%
Class B	$1,000.00	$1,017.50	$7.42	1.48%
Class C	$1,000.00	$1,017.50	$7.42	1.48%
Class I	$1,000.00	$1,022.20	$2.66	0.53%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2012.

16

Eaton Vance

Municipal Income Funds

July 31, 2012

Fund Expenses — continued

Eaton Vance New Jersey Municipal Income Fund

	Beginning Account Value (2/1/12)	Ending Account Value (7/31/12)	Expenses Paid During Period* (2/1/12 – 7/31/12)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,036.80	$4.15	0.82%
Class C	$1,000.00	$1,032.30	$7.93	1.57%
Class I	$1,000.00	$1,036.70	$3.14	0.62%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.12	0.82%
Class C	$1,000.00	$1,017.10	$7.87	1.57%
Class I	$1,000.00	$1,021.80	$3.12	0.62%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2012.

Eaton Vance Pennsylvania Municipal Income Fund

	Beginning Account Value (2/1/12)	Ending Account Value (7/31/12)	Expenses Paid During Period* (2/1/12 – 7/31/12)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,022.60	$4.07	0.81%
Class B	$1,000.00	$1,018.70	$7.83	1.56%
Class C	$1,000.00	$1,017.60	$7.83	1.56%
Class I	$1,000.00	$1,022.50	$3.07	0.61%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.07	0.81%
Class B	$1,000.00	$1,017.10	$7.82	1.56%
Class C	$1,000.00	$1,017.10	$7.82	1.56%
Class I	$1,000.00	$1,021.80	$3.07	0.61%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2012.

17

Eaton Vance

Arizona Municipal Income Fund

July 31, 2012

Portfolio of Investments

Tax-Exempt Investments — 100.6%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.6%
Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/30	$1,000	$1,237,290

		$1,237,290

Education — 4.4%
Arizona Board of Regents, (University of Arizona), 5.00%, 6/1/33	$1,500	$1,662,360
Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,500	1,707,045

		$3,369,405

Electric Utilities — 8.0%
Maricopa County Pollution Control Corp., (Arizona Public Service Co.), 6.00% to 5/1/14 (Put Date), 5/1/29	$500	$538,545
Pima County Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,000	1,065,000
Pinal County Electrical District No. 3, 5.25%, 7/1/36	1,000	1,111,560
Salt River Agricultural Improvements and Power District, 5.00%, 1/1/33	1,000	1,137,490
Salt River Agricultural Improvements and Power District, 5.00%, 1/1/39	2,000	2,270,820

		$6,123,415

Escrowed / Prerefunded — 8.4%
Maricopa County, SFMR, Escrowed to Maturity, 0.00%, 2/1/16	$3,000	$2,919,060
Phoenix Industrial Development Authority, SFMR, Escrowed to Maturity, 0.00%, 12/1/14	3,500	3,454,640

		$6,373,700

General Obligations — 6.5%
Maricopa County Community College District, 3.00%, 7/1/23	$785	$822,507
Paradise Valley Unified School District No. 69, 4.00%, 7/1/28	1,000	1,091,040
Tempe, 3.75%, 7/1/24	1,000	1,025,600
Tempe, 5.375%, 7/1/21	1,600	2,044,240

		$4,983,387

Health Care – Miscellaneous — 3.5%
Arizona Health Facilities Authority, (Blood Systems, Inc.), 4.75%, 4/1/25	$1,750	$1,805,510
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	455	462,430
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.625%, 8/15/24	410	410,353

		$2,678,293

Security	Principal Amount (000’s omitted)	Value

Hospital — 12.9%
Arizona Health Facilities Authority, (Banner Health System), 5.00%, 1/1/35	$2,000	$2,135,100
Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/28	1,275	1,315,354
Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/32	750	781,087
Maricopa County Industrial Development Authority, (Catholic Healthcare West), 5.25%, 7/1/32	1,000	1,084,260
Maricopa County Industrial Development Authority, (Catholic Healthcare West), 5.50%, 7/1/26	1,350	1,416,231
Maricopa County Industrial Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,450	1,601,496
Scottsdale Industrial Development Authority, (Scottsdale Healthcare), 5.25%, 9/1/30	1,500	1,521,780

		$9,855,308

Industrial Development Revenue — 0.8%
Phoenix Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	$650	$593,944

		$593,944

Insured – Electric Utilities — 2.8%
Mesa Utility Systems, (FGIC), (NPFG), 5.00%, 7/1/23	$1,000	$1,245,110
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	750	844,170

		$2,089,280

Insured – Escrowed / Prerefunded — 2.2%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), (NPFG), Prerefunded to 7/1/13, 5.00%, 7/1/25	$500	$521,615
Maricopa County Industrial Development Authority, (Samaritan Health Services), (NPFG), Escrowed to Maturity, 7.00%, 12/1/16	1,000	1,173,390

		$1,695,005

Insured – General Obligations — 7.7%
Apache Junction Unified School District No. 43, (AGM), 5.00%, 7/1/24	$1,200	$1,518,816
Goodyear, (NPFG), 3.00%, 7/1/26	630	647,722
Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	2,920	3,734,534

		$5,901,072

Insured – Hospital — 1.7%
Arizona Health Facilities Authority, (Arizona Healthcare Systems), (FGIC), (NPFG), 5.50%, 6/1/15	$1,195	$1,308,884

		$1,308,884

18	See Notes to Financial Statements.

Eaton Vance

Arizona Municipal Income Fund

July 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 2.6%
Phoenix Civic Improvement Corp., (Civic Plaza), (FGIC), (NPFG), 5.50%, (0.00% until 7/1/13), 7/1/41	$1,635	$1,997,643

		$1,997,643

Insured – Special Tax Revenue — 2.5%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), (NPFG), 4.50%, 7/1/24	$915	$980,532
Glendale Transportation, Excise Tax Revenue, (NPFG), 4.50%, 7/1/32	580	615,803
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	1,655	149,149
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	935	151,975

		$1,897,459

Insured – Transportation — 7.9%
Phoenix Civic Improvement Corp., Airport Revenue, (FGIC), (NPFG), (AMT), 5.25%, 7/1/27	$2,750	$2,754,125
Pima County, Street and Highway Revenue, (AMBAC), 3.25%, 7/1/22	1,000	1,055,600
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	1,900	2,226,819

		$6,036,544

Insured – Water and Sewer — 1.7%
Phoenix Civic Improvement Corp., Wastewater System Revenue, (AGM), (NPFG), 5.00%, 7/1/37	$1,135	$1,251,553

		$1,251,553

Lease Revenue / Certificates of Participation — 1.2%
Mohave County Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$750	$919,395

		$919,395

Other Revenue — 3.3%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$16,505	$1,186,709
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	10,765	300,021
Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	1,000	1,039,550

		$2,526,280

Senior Living / Life Care — 0.3%
Tempe Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	$230	$246,969

		$246,969

Special Tax Revenue — 16.0%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), 5.00%, 7/1/30	$1,000	$1,127,870

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — (continued)
Gilbert Public Facilities Municipal Property Corp., 5.50%, 7/1/27	$1,000	$1,161,520
Glendale Western Loop, (101 Public Facilities Corp.), Series A, 6.25%, 7/1/38	1,000	1,065,950
Glendale Western Loop, (101 Public Facilities Corp.), Series B, 6.25%, 7/1/38	250	266,488
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	270	303,931
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	331,801
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	1,200	1,334,964
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(2)	1,000	1,063,550
Scottsdale, (Municipal Property Corp.), 5.00%, 7/1/30	2,500	3,167,425
Scottsdale, (Municipal Property Corp.), 5.00%, 7/1/34	1,000	1,277,000
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/33	1,000	1,111,390

		$12,211,889

Transportation — 4.6%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/32	$3,000	$3,466,260

		$3,466,260

Total Tax-Exempt Investments — 100.6% (identified cost $68,802,130)		$76,762,975

Other Assets, Less Liabilities — (0.6)%		$(460,639)

Net Assets — 100.0%		$76,302,336

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2012, 28.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 17.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $313,550.

19	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2012

Portfolio of Investments

Tax-Exempt Investments — 105.6%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.5%
Connecticut, (Revolving Fund), 5.00%, 6/1/24	$1,000	$1,219,810
Connecticut, (Revolving Fund), 5.00%, 6/1/25	1,500	1,825,050

		$3,044,860

Education — 14.8%
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/31	$500	$583,580
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/32	1,125	1,304,696
Connecticut Health and Educational Facilities Authority, (Connecticut College), 5.00%, 7/1/30	1,255	1,467,133
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/34	1,000	1,088,710
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/40	1,500	1,649,460
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/21	1,005	1,151,901
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39	2,000	2,262,660
Connecticut Health and Educational Facilities Authority, (Yale University), 4.85%, 7/1/37(1)	5,000	5,727,350
University of Connecticut, 5.00%, 2/15/21	1,315	1,589,164
University of Connecticut, 5.00%, 5/15/23	295	296,100
University of Connecticut, 5.00%, 2/15/28	875	1,017,949

		$18,138,703

Electric Utilities — 6.2%
Connecticut Development Authority, (Connecticut Light and Power Co.), 4.375%, 9/1/28	$3,015	$3,273,687
Connecticut Development Authority, (PSEG Power LLC), (AMT), 5.75%, 11/1/37	1,500	1,504,245
Connecticut Transmission Municipal Electric Energy Cooperative, 5.00%, 1/1/42	2,000	2,275,820
Puerto Rico Electric Power Authority, 5.00%, 7/1/37	500	514,340

		$7,568,092

Escrowed / Prerefunded — 0.2%
Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	$170	$245,330

		$245,330

Security	Principal Amount (000’s omitted)	Value

General Obligations — 16.0%
Bridgeport, 5.00%, 2/15/32	$660	$749,720
Connecticut, 4.875%, 11/1/20	1,475	1,759,247
Connecticut, 5.00%, 2/15/29	1,000	1,197,580
East Lyme, 4.00%, 7/15/22	350	417,322
East Lyme, 4.00%, 7/15/23	525	618,639
East Lyme, 4.25%, 7/15/24	250	298,233
East Lyme, 4.25%, 7/15/25	250	294,398
Fairfield, 4.25%, 7/15/26	250	274,305
Fairfield, 5.00%, 1/1/23	1,000	1,303,250
Hartford County Metropolitan District, 5.00%, 7/15/34	2,020	2,302,497
North Haven, 5.00%, 7/15/23	1,475	1,928,194
North Haven, 5.00%, 7/15/25	1,490	1,980,672
Norwalk, 4.00%, 7/1/26	1,975	2,263,093
Norwalk, 4.00%, 7/15/27	1,000	1,132,410
Redding, 5.50%, 10/15/18	400	510,580
Redding, 5.625%, 10/15/19	650	850,837
Stamford, 4.00%, 7/1/25	370	427,539
Wilton, 5.25%, 7/15/18	535	670,537
Wilton, 5.25%, 7/15/19	535	682,863

		$19,661,916

Hospital — 5.9%
Connecticut Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/40	$2,500	$2,757,050
Connecticut Health and Educational Facilities Authority, (Lawrence & Memorial Hospital), 5.00%, 7/1/31	1,000	1,104,740
Connecticut Health and Educational Facilities Authority, (Middlesex Hospital), 5.00%, 7/1/24	1,000	1,122,560
Connecticut Health and Educational Facilities Authority, (Western Connecticut Health Network), 5.00%, 7/1/29	1,000	1,101,530
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Hospital), 5.75%, 7/1/34	1,000	1,195,980

		$7,281,860

Industrial Development Revenue — 3.7%
Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	$4,500	$4,517,640

		$4,517,640

Insured – Education — 15.1%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,950	$2,644,259
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,050	2,781,829

20	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education (continued)
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), 5.00%, 7/1/37	$1,920	$2,097,869
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), 5.75%, 7/1/33	2,500	2,853,375
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), (AGM), 5.00%, 7/1/28	500	564,380
Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	5,305	6,498,572
University of Connecticut, (FGIC), (NPFG), 5.00%, 2/15/24	1,000	1,126,230

		$18,566,514

Insured – Electric Utilities — 4.2%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$1,755	$1,929,956
Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	2,840	3,218,345

		$5,148,301

Insured – Escrowed / Prerefunded — 3.0%
Connecticut, (AGM), Prerefunded to 10/15/12, 5.00%, 10/15/19	$1,500	$1,514,925
Connecticut Health and Educational Facilities Authority, (Connecticut Children’s Medical Center), (NPFG), Prerefunded to 7/1/14, 5.00%, 7/1/21	2,000	2,163,640

		$3,678,565

Insured – General Obligations — 6.7%
Bridgeport, (AGM), 4.00%, 8/15/21	$1,500	$1,671,630
Bridgeport, (FGIC), (NPFG), 4.75%, 8/15/21	3,370	3,375,965
Connecticut, (AMBAC), 5.25%, 6/1/20	1,000	1,271,330
Hartford, (AGC), 5.00%, 8/15/28	1,000	1,148,260
Hartford, (AGM), 5.00%, 4/1/31	625	714,806

		$8,181,991

Insured – Hospital — 0.9%
Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (AGM), 5.125%, 7/1/35	$1,000	$1,089,760

		$1,089,760

Insured – Housing — 0.5%
Connecticut Housing Finance Authority, (AMBAC), (AMT), 5.10%, 11/15/38	$610	$636,785

		$636,785

Security	Principal Amount (000’s omitted)	Value

Insured – Industrial Development Revenue — 1.2%
Connecticut Development Authority, (Signature Flight Support Corp.), (AGM), (AMT), 6.625%, 12/1/14	$1,485	$1,473,952

		$1,473,952

Insured – Lease Revenue / Certificates of Participation — 2.5%
Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	$2,740	$3,094,940

		$3,094,940

Insured – Transportation — 5.4%
Guam International Airport Authority, (NPFG), 5.25%, 10/1/23	$500	$509,920
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	3,900	4,570,839
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,750	1,554,052

		$6,634,811

Insured – Water and Sewer — 6.7%
Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), (AMT), 5.00%, 7/1/38	$1,300	$1,300,507
Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), (AMT), 5.10%, 9/1/37	1,000	1,030,390
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	3,420	4,524,215
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/32	1,200	1,348,668

		$8,203,780

Lease Revenue / Certificates of Participation — 2.1%
Puerto Rico Public Finance Corp., (Commonwealth Appropriation), Escrowed to Maturity, 6.00%, 8/1/26	$1,830	$2,640,910

		$2,640,910

Other Revenue — 0.4%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	$16,465	$458,880

		$458,880

Senior Living / Life Care — 0.9%
Connecticut Development Authority, (Alzheimers Resource Center), 5.50%, 8/15/27	$1,000	$1,047,830

		$1,047,830

21	See Notes to Financial Statements.

Eaton Vance

Connecticut Municipal Income Fund

July 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Solid Waste — 2.2%
Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,750	$2,754,675

		$2,754,675

Special Tax Revenue — 4.3%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 4.00%, 12/1/31	$1,000	$1,086,370
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 6.125%, 9/1/12	1,125	1,130,535
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	135	151,965
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	150	168,713
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/41	500	533,085
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(2)	1,700	1,808,035
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	365	431,923

		$5,310,626

Water and Sewer — 0.2%
Connecticut Clean Water Fund, Escrowed to Maturity, 6.00%, 10/1/12	$215	$217,096

		$217,096

Total Tax-Exempt Investments — 105.6% (identified cost $117,164,187)		$129,597,817

Other Assets, Less Liabilities — (5.6)%		$(6,855,639)

Net Assets — 100.0%		$122,742,178

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Connecticut municipalities. In addition, 16.8% of the Fund’s net assets at July 31, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2012, 43.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 22.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $533,035.

22	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2012

Portfolio of Investments

Tax-Exempt Investments — 95.2%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.0%
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/22	$2,000	$2,488,620

		$2,488,620

Education — 10.5%
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 1/1/28	$1,000	$1,130,490
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/40	1,500	1,668,975
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/31	1,000	1,109,350
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/39	1,000	1,118,840
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.25%, 4/1/39	1,475	1,610,066
Minnesota State Colleges and Universities, 5.00%, 10/1/28	1,375	1,659,377
Minnesota State Colleges and Universities, 5.00%, 10/1/30	1,455	1,741,417
University of Minnesota, 5.00%, 12/1/36	500	583,055
University of Minnesota, 5.125%, 4/1/34	1,000	1,151,490
University of Minnesota, (State Supported Stadium Debt), 5.00%, 8/1/29	1,000	1,146,750

		$12,919,810

Electric Utilities — 6.9%
Central Minnesota Municipal Power Agency, 5.00%, 1/1/32	$2,100	$2,411,619
Hutchinson, Public Utility Revenue, 5.00%, 12/1/26	350	419,951
Minnesota Municipal Power Agency, 4.75%, 10/1/32	500	539,705
Minnesota Municipal Power Agency, 5.00%, 10/1/34	750	806,273
Minnesota Municipal Power Agency, 5.00%, 10/1/35	2,000	2,116,480
Northern Municipal Power Agency, 5.00%, 1/1/19	750	904,657
Puerto Rico Electric Power Authority, 5.00%, 7/1/37	185	190,306
Rochester, Electric Utility Revenue, 5.00%, 12/1/30	1,000	1,111,380

		$8,500,371

Escrowed / Prerefunded — 3.3%
Columbia Heights, MFMR, (Crest View), (GNMA), Prerefunded to 10/20/12, 6.625%, 4/20/43	$485	$516,132
Minnesota Public Facilities Authority, Clean Water Revenue, Prerefunded to 3/1/17, 5.00%, 3/1/26	2,000	2,398,840
St. Louis Park, (Park Nicollet Health Services), Prerefunded to 7/1/14, 5.25%, 7/1/30	1,000	1,092,810

		$4,007,782

Security	Principal Amount (000’s omitted)	Value

General Obligations — 23.2%
Buffalo-Hanover-Montrose Independent School District No. 877, 4.00%, 2/1/24	$2,000	$2,314,900
Burnsville-Eagan-Savage Independent School District No. 191, 4.75%, 2/1/29	1,000	1,111,960
Chaska Independent School District No. 112, 4.00%, 2/1/23	2,000	2,340,560
Dakota County Community Development Agency, (Senior Housing Facilities), 5.125%, 1/1/35	500	557,245
Duluth, 5.00%, 2/1/34	2,000	2,218,000
Fairmont Independent School District No. 2752, 5.00%, 2/1/34	2,000	2,247,820
Hennepin County, 4.00%, 12/1/20	1,885	2,271,990
Hennepin County Regional Railroad Authority, 4.00%, 12/1/29	1,500	1,653,570
Minnesota, 5.00%, 6/1/21	1,155	1,378,897
Minnesota, 5.00%, 8/1/22	1,000	1,232,200
Minnesota, 5.00%, 11/1/26	1,000	1,154,820
Minnesota, 5.00%, 10/1/27	2,000	2,471,320
Minnesota, (Public Safety Radio Communications System), 5.00%, 6/1/22	485	581,530
Ramsey County, Series 2011A, 4.00%, 2/1/24	500	581,675
Ramsey County, Series 2012A, 4.00%, 2/1/24	500	581,480
Shakopee Independent School District No. 720, 5.00%, 2/1/21	1,740	2,184,361
St. Paul Independent School District No. 625, 4.00%, 2/1/25	1,000	1,132,390
Washington County, 3.50%, 2/1/28	1,500	1,558,980
Zumbrota-Mazeppa Independent School District No. 2805, 4.50%, 2/1/28	750	823,598

		$28,397,296

Hospital — 12.4%
Douglas County, (Douglas County Hospital), 6.25%, 7/1/38	$1,000	$1,107,200
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Health Care), 5.25%, 8/15/35	1,000	1,144,660
Minneapolis, (National Marrow Donor Program), 4.875%, 8/1/25	1,000	1,037,940
Rochester, (Mayo Clinic), 5.00%, 11/15/36	2,000	2,222,080
Rochester, (Mayo Clinic), 5.00%, 11/15/38	1,000	1,165,360
Rochester, (Olmsted Medical Center), 5.875%, 7/1/30	1,500	1,648,065
St. Cloud, (CentraCare Health System), 5.125%, 5/1/30	1,000	1,108,340
St. Louis Park, (Park Nicollet Health Services), 5.75%, 7/1/30	1,000	1,125,240
St. Louis Park, (Park Nicollet Health Services), 5.75%, 7/1/39	1,000	1,126,330
St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.25%, 11/15/29	1,000	1,120,890
St. Paul Housing and Redevelopment Authority, (HealthEast), 6.00%, 11/15/35	750	781,185

23	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.25%, 5/15/36	$1,500	$1,563,225

		$15,150,515

Housing — 5.0%
Minneapolis, MFMR, (Bottineau Commons), (AMT), 5.45%, 4/20/43	$500	$500,505
Minnesota Housing Finance Agency, (AMT), 4.80%, 7/1/38	915	936,429
Minnesota Housing Finance Agency, (AMT), 4.85%, 7/1/38	895	917,563
Minnesota Housing Finance Agency, (AMT), 4.90%, 7/1/37	660	674,626
Minnesota Housing Finance Agency, (AMT), 5.00%, 8/1/40	500	511,660
Minnesota Housing Finance Agency, (AMT), 5.15%, 7/1/38	85	87,638
Minnesota Housing Finance Agency, (AMT), 5.25%, 7/1/33	755	796,895
Minnetonka, MFMR, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,650	1,652,788

		$6,078,104

Industrial Development Revenue — 0.8%
Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$1,000	$1,002,760

		$1,002,760

Insured – Education — 0.4%
Minnesota State Colleges and Universities, (AGM), 5.00%, 10/1/19	$500	$504,035

		$504,035

Insured – Electric Utilities — 9.8%
Northern Municipal Power Agency, (AGC), 5.00%, 1/1/21	$1,000	$1,157,440
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/32	1,150	1,271,452
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	315	346,402
Rochester, Electric Utility Revenue, (NPFG), 4.50%, 12/1/26	2,000	2,179,300
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	5,998,050
Western Minnesota Municipal Power Agency, (AGM), 5.00%, 1/1/36	1,000	1,089,740

		$12,042,384

Insured – Escrowed / Prerefunded — 1.1%
Hopkins Housing and Redevelopment Authority, (Public Works and Fire Station Facility), (NPFG), Prerefunded to 2/1/13, 5.00%, 2/1/20	$1,270	$1,300,683

		$1,300,683

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 3.6%
Alexandria Independent School District No. 206, (AGM), 5.00%, 2/1/27	$1,200	$1,412,952
Cambridge Independent School District No. 911, (NPFG), 0.00%, 2/1/29	2,245	1,054,319
Fergus Falls Independent School District No. 544, (AGM), 4.625%, 1/1/28	705	778,750
St. Francis Independent School District No. 15, (NPFG), 5.00%, 2/1/27	1,000	1,149,960

		$4,395,981

Insured – Hospital — 4.8%
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Health Care), (AGM), 5.00%, 8/15/34	$750	$824,093
Minneapolis, (Fairview Health Services), (AMBAC), 5.00%, 11/15/34	1,950	2,020,687
Minnesota Agricultural and Economic Development Board, (Essentia Health Obligated Group), (AGC), 5.00%, 2/15/37	2,000	2,154,540
Plymouth, (WestHealth), (AGM), 6.25%, 6/1/16	370	371,469
St. Cloud, (CentraCare Health System), (AGC), 5.50%, 5/1/39	500	555,880

		$5,926,669

Insured – Special Tax Revenue — 2.0%
St. Paul, Sales Tax Revenue, (XLCA), 5.00%, 11/1/30	$2,000	$2,167,080
Washington County Housing and Redevelopment Authority, (NPFG), 5.50%, 2/1/32	305	305,604

		$2,472,684

Insured – Transportation — 2.0%
Minneapolis - St. Paul Metropolitan Airports Commission, (AMBAC), (AMT), 5.00%, 1/1/22	$1,000	$1,048,770
Minneapolis - St. Paul Metropolitan Airports Commission, (AMBAC), (BHAC), 4.50%, 1/1/32	1,275	1,362,516

		$2,411,286

Lease Revenue / Certificates of Participation — 1.0%
Minneapolis Special School District No. 1, 5.00%, 2/1/20	$505	$622,761
Minnetonka Independent School District No. 276, 5.00%, 3/1/29	560	642,107

		$1,264,868

24	See Notes to Financial Statements.

Eaton Vance

Minnesota Municipal Income Fund

July 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 4.6%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$303,931
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	331,801
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/33	2,000	2,227,520
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/37	2,000	2,203,180
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	591,675

		$5,658,107

Student Loan — 0.9%
Minnesota Office of Higher Education, (Supplemental Student Loan Program), 5.00%, 11/1/29	$1,000	$1,124,550

		$1,124,550

Transportation — 0.9%
Minneapolis - St. Paul Metropolitan Airports Commission, 5.00%, 1/1/35	$1,000	$1,126,770

		$1,126,770

Total Tax-Exempt Investments — 95.2% (identified cost $105,798,763)		$116,773,275

Other Assets, Less Liabilities — 4.8%		$5,837,711

Net Assets — 100.0%		$122,610,986

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
GNMA	–	Government National Mortgage Association
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2012, 24.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 11.7% of total investments.

25	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2012

Portfolio of Investments

Tax-Exempt Investments — 108.9%

Security	Principal Amount (000’s omitted)	Value

Education — 15.4%
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$750	$800,212
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	750	794,303
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	660	700,854
New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/38(1)	10,125	11,048,704
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	3,575	3,839,407
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34	880	930,767
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), 7.50%, 12/1/32	2,565	3,218,177
New Jersey Institute of Technology, 5.00%, 7/1/32	1,410	1,652,294
Rutgers State University, 5.00%, 5/1/39(1)	8,580	9,568,416

		$32,553,134

Electric Utilities — 2.7%
Puerto Rico Electric Power Authority, 5.00%, 7/1/29	$4,000	$4,299,240
Salem County Pollution Control Financing Authority, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	1,500	1,516,935

		$5,816,175

General Obligations — 5.1%
Green Brook Township Board of Education, Somerset County, 4.00%, 5/15/27	$1,410	$1,613,012
Green Brook Township Board of Education, Somerset County, 4.00%, 5/15/28	1,040	1,183,884
Monroe Township Board of Education, Middlesex County, 4.00%, 8/1/22	2,000	2,333,480
Monroe Township Board of Education, Middlesex County, 4.00%, 8/1/23	4,960	5,696,510

		$10,826,886

Health Care – Miscellaneous — 0.4%
New Jersey Economic Development Authority, (Hudson County Occupational Center), 6.50%, 7/1/18	$745	$747,004

		$747,004

Hospital — 12.0%
Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$1,700	$1,743,316

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	$1,830	$1,869,583
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	6,195	6,694,441
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	5,120	5,401,242
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.50%, 7/1/29	1,135	1,218,150
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.75%, 7/1/39	1,135	1,236,412
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	3,730	3,860,289
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	3,000	3,416,310

		$25,439,743

Housing — 2.8%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$2,790	$2,863,293
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.95%, 10/1/32	2,990	3,131,338

		$5,994,631

Industrial Development Revenue — 4.5%
Middlesex County Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	$2,460	$2,556,407
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00% to 6/1/13 (Put Date), 6/1/33	1,875	1,980,338
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	4,370	4,897,153

		$9,433,898

Insured – Education — 1.0%
New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/28	$2,210	$2,208,586

		$2,208,586

Insured – Gas Utilities — 3.0%
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$5,985	$6,359,362

		$6,359,362

26	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 9.8%
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$2,785	$3,112,878
Hudson County Improvement Authority, (Harrison Redevelopment), (NPFG), 0.00%, 12/15/35	2,200	721,578
Irvington Township, (AGM), 0.00%, 7/15/22	4,805	3,529,465
Irvington Township, (AGM), 0.00%, 7/15/23	5,075	3,552,602
Jackson Township School District, (NPFG), 2.50%, 6/15/27	10,205	9,846,600

		$20,763,123

Insured – Hospital — 1.4%
New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$4,100	$3,068,071

		$3,068,071

Insured – Industrial Development Revenue — 2.9%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$5,685	$6,155,434

		$6,155,434

Insured – Lease Revenue / Certificates of Participation — 1.6%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$2,000	$2,297,360
South Jersey Port Corp., (Marine Terminal), (AGC), 5.75%, 1/1/34	1,000	1,149,650

		$3,447,010

Insured – Special Tax Revenue — 9.0%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/24	$7,870	$5,538,985
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	2,000	2,462,580
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	12,130	7,033,217
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	5,890	3,245,802
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	2,045	184,295
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,120	507,125

		$18,972,004

Insured – Student Loan — 2.5%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$4,690	$5,197,223

		$5,197,223

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 0.5%
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	$850	$992,018

		$992,018

Insured – Water and Sewer — 4.8%
North Hudson Sewerage Authority, (NPFG), 0.00%, 8/1/25	$13,840	$10,069,015

		$10,069,015

Lease Revenue / Certificates of Participation — 5.3%
Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/14	$720	$794,837
Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/15	785	917,194
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 9/1/34	1,000	1,114,930
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	3,000	3,395,370
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	4,605	5,022,950

		$11,245,281

Other Revenue — 3.3%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$16,000	$1,150,400
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	34,960	974,335
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	3,250	3,753,425
Tobacco Settlement Financing Corp., 5.00%, 6/1/41	1,440	1,176,091

		$7,054,251

Senior Living / Life Care — 3.5%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$1,345	$1,433,246
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	2,230	2,352,806
New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25(2)	3,390	1,694,966
New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	1,935	1,953,692

		$7,434,710

Special Tax Revenue — 1.1%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$300	$314,928

27	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Fund

July 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	$525	$543,128
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,295	1,532,438

		$2,390,494

Student Loan — 4.1%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.417%, 6/1/36(1)(3)(4)	$9,000	$8,780,490

		$8,780,490

Transportation — 10.1%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,550	$1,715,075
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	1,000	1,218,960
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,500	2,914,750
New Jersey Turnpike Authority, 5.00%, 1/1/35	1,465	1,691,430
New Jersey Turnpike Authority, 5.25%, 1/1/40	4,000	4,505,520
Port Authority of New York and New Jersey, 6.125%, 6/1/94	7,400	9,288,924

		$21,334,659

Water and Sewer — 2.1%
New Jersey Economic Development Authority, (Atlantic City Sewerage Co.), (AMT), 5.45%, 4/1/28	$4,530	$4,534,575

		$4,534,575

Total Tax-Exempt Investments — 108.9% (identified cost $207,603,433)		$230,817,777

Other Assets, Less Liabilities — (8.9)%		$(18,775,588)

Net Assets — 100.0%		$212,042,189

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2012, 33.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.7% to 13.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Defaulted bond.

(3)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2012.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,580,490.

28	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2012

Portfolio of Investments

Tax-Exempt Investments — 105.0%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.5%
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13(1)	$1,100	$694,969
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19(1)	1,000	640,480

		$1,335,449

Education — 11.8%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/33	$1,150	$1,229,845
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/34	1,000	1,140,090
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	1,500	1,694,640
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/34	3,000	3,297,300
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	3,000	3,304,890
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	3,800	3,990,532
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	2,645	3,069,284
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/37	2,000	2,330,680
University of Pittsburgh, 5.25%, 9/15/29	1,500	1,778,835
University of Pittsburgh, 5.25%, 9/15/30	2,500	2,952,175
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	2,300	2,576,828
Wilkes-Barre Finance Authority, (University of Scranton), 5.00%, 11/1/35	2,500	2,782,675

		$30,147,774

Electric Utilities — 0.9%
York County Industrial Development Authority, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	$2,250	$2,276,843

		$2,276,843

General Obligations — 4.0%
Chester County, 5.00%, 7/15/27	$1,000	$1,188,180
Chester County, 5.00%, 7/15/28	410	484,969
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	5,000	6,205,150
Montgomery County, 4.375%, 12/1/31	2,000	2,224,200

		$10,102,499

Security	Principal Amount (000’s omitted)	Value

Hospital — 16.5%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$3,000	$3,404,460
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	3,440	3,775,434
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	4,220	4,816,117
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,082,960
Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	1,000	1,113,320
Lebanon County Health Facilities Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	1,050	1,062,726
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	4,855	4,976,763
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	3,250	3,577,178
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	2,000	2,074,200
Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,000	1,041,280
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(2)	9,000	10,622,070
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	2,550	2,824,253
South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	1,500	1,626,450

		$41,997,211

Housing — 3.3%
Allegheny County Residential Finance Authority, SFMR, (AMT), 4.95%, 11/1/37	$1,575	$1,647,718
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	1,000	1,078,780
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 4/1/26	2,945	3,039,740
Pennsylvania Housing Finance Agency, SFMR, (AMT), 5.25%, 4/1/32	2,570	2,572,570

		$8,338,808

Industrial Development Revenue — 1.6%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$1,200	$1,349,448
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	1,000	1,173,850
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,500	1,584,255

		$4,107,553

29	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 5.6%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$3,000	$3,300,180
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	2,490	2,683,050
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), (NPFG), 5.00%, 6/15/23	2,500	2,755,775
Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 5.00%, 4/1/25	1,350	1,513,971
Pennsylvania Higher Educational Facilities Authority, (University of Sciences in Philadelphia), (AGC), 5.00%, 11/1/32	2,765	3,052,200
Pennsylvania Higher Educational Facilities Authority, (University of Sciences in Philadelphia), (XLCA), 4.75%, 11/1/33	965	1,000,290

		$14,305,466

Insured – Electric Utilities — 0.8%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	$1,475	$1,625,892
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	355	390,390

		$2,016,282

Insured – Escrowed / Prerefunded — 9.6%
Allegheny County Hospital Development Authority, (Magee-Women’s Hospital), (FGIC), (NPFG), Escrowed to Maturity, 0.00%, 10/1/15	$3,750	$3,644,288
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/19	2,500	2,238,425
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	2,625	2,277,975
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	2,202,060
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	2,935,670
McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	1,660,354
Westmoreland Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,780	4,978,314
Westmoreland Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,400	4,651,020

		$24,588,106

Insured – General Obligations — 18.3%
Beaver County, (AGM), 5.55%, 11/15/31	$2,150	$2,411,590
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	1,885	2,181,831
Bethlehem Area School District, (AGM), 5.25%, 1/15/26	940	1,080,615
Centennial School District, (AGM), 5.25%, 12/15/37	3,000	3,399,000

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	$2,170	$1,564,830
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	2,170	1,488,295
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	2,170	1,415,534
Harrisburg, (AMBAC), 0.00%, 3/15/17	2,180	1,579,083
Harrisburg School District, (AGC), 5.00%, 11/15/33	2,000	2,191,800
Hazelton School District, (FGIC), (NPFG), 0.00%, 3/1/21	4,000	3,092,360
Hopewell School District, (AGM), 0.00%, 9/1/22	1,000	768,770
Hopewell School District, (AGM), 0.00%, 9/1/26	2,000	1,295,920
Lake Lehman School District, (NPFG), 0.00%, 4/1/26	1,315	798,363
Mars Area School District, (NPFG), Escrowed to Maturity, 0.00%, 3/1/14	1,430	1,419,976
McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,100	714,230
Norwin School District, (AGM), 3.25%, 4/1/33	5,000	4,878,250
Philadelphia, (AGC), 7.00%, 7/15/28	1,500	1,741,335
State Public School Building Authority, (Harrisburg School District), (AGC), 4.75%, 11/15/33	2,000	2,163,000
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28(2)	9,500	12,454,405

		$46,639,187

Insured – Hospital — 5.8%
Allegheny County Hospital Development Authority, (Magee-Women’s Hospital), (NPFG), 6.00%, 7/1/24	$2,000	$2,648,200
Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	3,000	3,166,560
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	6,930	7,481,489
Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.50%, 7/1/17	1,310	1,464,423

		$14,760,672

Insured – Lease Revenue / Certificates of Participation — 0.4%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$1,000	$1,122,370

		$1,122,370

Insured – Special Tax Revenue — 1.3%
Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20	$2,000	$2,341,500
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	5,410	487,549
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,820	458,363

		$3,287,412

30	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 8.0%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$5,750	$6,126,682
Puerto Rico Highway and Transportation Authority, (AGC), (AGM), 5.25%, 7/1/36	6,180	7,209,712
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	6,000	7,032,060

		$20,368,454

Insured – Utilities — 1.2%
Philadelphia Gas Works, (AMBAC), 5.00%, 10/1/37	$2,850	$2,963,459

		$2,963,459

Insured – Water and Sewer — 1.4%
Allegheny County Sanitation Authority, (FGIC), (NPFG), 5.00%, 12/1/37	$1,500	$1,608,495
Westmoreland Municipal Authority, (FGIC), 0.00%, 8/15/19	2,235	1,887,927

		$3,496,422

Nursing Home — 1.2%
Montgomery County Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	$2,345	$2,346,876
Westmoreland County Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	970	751,866

		$3,098,742

Other Revenue — 2.3%
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/27	$1,455	$1,682,344
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/28	1,875	2,155,387
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/29	1,775	2,035,996

		$5,873,727

Senior Living / Life Care — 1.3%
Cliff House Trust, (AMT), 6.625%, 6/1/27(1)	$2,500	$1,318,575
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	600	625,866
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	1,300	1,336,400

		$3,280,841

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 1.4%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$7,500	$1,737,375
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	760	808,298
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	958,514

		$3,504,187

Transportation — 6.1%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,550	$1,715,075
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	950	1,045,931
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	1,975	2,143,942
Pennsylvania Turnpike Commission, 5.25%, 6/1/36	4,500	4,908,330
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	4,220	3,949,160
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	2,000	1,893,820

		$15,656,258

Water and Sewer — 1.7%
Harrisburg Water Authority, 5.25%, 7/15/31	$1,750	$1,612,747
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	1,250	1,406,488
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	1,235	1,391,079

		$4,410,314

Total Tax-Exempt Investments — 105.0% (identified cost $237,905,024)		$267,678,036

Other Assets, Less Liabilities — (5.0)%		$(12,762,098)

Net Assets — 100.0%		$254,915,938

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue
XLCA	–	XL Capital Assurance, Inc.

31	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Fund

July 31, 2012

Portfolio of Investments — continued

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2012, 49.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 18.4% of total investments.

(1)	Defaulted bond.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2012

Statements of Assets and Liabilities

	July 31, 2012
Assets	Arizona Fund	Connecticut Fund	Minnesota Fund
Investments —
Identified cost	$68,802,130	$117,164,187	$105,798,763
Unrealized appreciation	7,960,845	12,433,630	10,974,512
Investments, at value	$76,762,975	$129,597,817	$116,773,275
Cash	$662,254	$75,205	$4,636,721
Restricted cash*	135,000	154,000	160,000
Interest receivable	478,433	1,073,710	1,306,913
Receivable for investments sold	90,000	—	—
Receivable for Fund shares sold	114,992	110,476	102,964
Total assets	$78,243,654	$131,011,208	$122,979,873

Liabilities
Payable for floating rate notes issued	$1,700,000	$7,225,000	$—
Demand note payable	—	700,000	—
Payable for variation margin on open financial futures contracts	1,187	1,312	1,469
Payable for Fund shares redeemed	95,262	110,948	175,825
Distributions payable	47,033	91,799	73,314
Payable to affiliates:
Investment adviser fee	20,278	36,707	35,261
Distribution and service fees	19,213	25,284	26,086
Interest expense and fees payable	3,825	9,622	—
Accrued expenses	54,520	68,358	56,932
Total liabilities	$1,941,318	$8,269,030	$368,887
Net Assets	$76,302,336	$122,742,178	$122,610,986

Sources of Net Assets
Paid-in capital	$74,338,871	$116,293,073	$116,088,073
Accumulated net realized loss	(5,806,590)	(5,748,837)	(4,318,624)
Accumulated undistributed (distributions in excess of) net investment income	(47,033)	(91,799)	44,830
Net unrealized appreciation	7,817,088	12,289,741	10,796,707
Net Assets	$76,302,336	$122,742,178	$122,610,986

Class A Shares
Net Assets	$62,591,142	$101,698,936	$86,724,994
Shares Outstanding	6,243,200	9,458,533	8,886,098
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.03	$10.75	$9.76
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.53	$11.29	$10.25

Class B Shares
Net Assets	$1,451,016	$2,575,788	$1,322,956
Shares Outstanding	130,225	240,696	125,980
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$11.14	$10.70	$10.50

Class C Shares
Net Assets	$9,602,310	$7,766,376	$12,954,752
Shares Outstanding	861,240	724,935	1,234,398
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$11.15	$10.71	$10.49

Class I Shares
Net Assets	$2,657,868	$10,701,078	$21,608,284
Shares Outstanding	265,244	994,963	2,214,045
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.02	$10.76	$9.76

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2012

Statements of Assets and Liabilities — continued

	July 31, 2012
Assets	New Jersey Fund	Pennsylvania Fund
Investments —
Identified cost	$207,603,433	$237,905,024
Unrealized appreciation	23,214,344	29,773,012
Investments, at value	$230,817,777	$267,678,036
Cash	$376,400	$1,507,020
Restricted cash*	960,000	1,725,000
Interest receivable	1,489,476	2,105,138
Receivable for Fund shares sold	349,420	165,406
Total assets	$233,993,073	$273,180,600

Liabilities
Payable for floating rate notes issued	$21,020,000	$17,350,000
Payable for variation margin on open financial futures contracts	17,340	17,184
Payable for Fund shares redeemed	509,545	404,265
Distributions payable	154,697	194,243
Payable to affiliates:
Investment adviser fee	70,691	86,210
Distribution and service fees	51,373	66,535
Interest expense and fees payable	23,100	30,759
Accrued expenses	104,138	115,466
Total liabilities	$21,950,884	$18,264,662
Net Assets	$212,042,189	$254,915,938

Sources of Net Assets
Paid-in capital	$233,536,379	$271,804,408
Accumulated net realized loss	(44,795,735)	(44,484,477)
Accumulated undistributed (distributions in excess of) net investment income	1,238,007	(96,311)
Net unrealized appreciation	22,063,538	27,692,318
Net Assets	$212,042,189	$254,915,938

Class A Shares
Net Assets	$173,054,129	$179,908,890
Shares Outstanding	18,073,480	19,622,739
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.58	$9.17
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.06	$9.63

Class B Shares
Net Assets	$—	$7,255,053
Shares Outstanding	—	764,497
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$—	$9.49

Class C Shares
Net Assets	$28,065,937	$38,267,776
Shares Outstanding	2,808,758	4,030,664
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.99	$9.49

Class I Shares
Net Assets	$10,922,123	$29,484,219
Shares Outstanding	1,140,260	3,203,597
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.58	$9.20

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2012

Statements of Operations

	Year Ended July 31, 2012
Investment Income	Arizona Fund	Connecticut Fund	Minnesota Fund
Interest	$3,778,741	$5,553,455	$4,572,382
Total investment income	$3,778,741	$5,553,455	$4,572,382

Expenses
Investment adviser fee	$253,833	$425,270	$369,830
Distribution and service fees
Class A	128,450	198,461	166,090
Class B	14,722	26,637	15,568
Class C	76,556	67,360	112,256
Trustees’ fees and expenses	3,477	5,203	4,870
Custodian fee	49,457	65,532	61,224
Transfer and dividend disbursing agent fees	22,016	41,616	39,411
Legal and accounting services	45,380	55,786	42,195
Printing and postage	10,122	13,108	11,543
Registration fees	13,336	2,827	10,082
Interest expense and fees	15,958	63,886	—
Miscellaneous	17,096	21,464	20,683
Total expenses	$650,403	$987,150	$853,752
Deduct —
Reduction of custodian fee	$403	$624	$1,650
Total expense reductions	$403	$624	$1,650

Net expenses	$650,000	$986,526	$852,102

Net investment income	$3,128,741	$4,566,929	$3,720,280

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$613,467	$(253,525)	$(9,478)
Financial futures contracts	(730,657)	(986,698)	(872,638)
Swap contracts	(319,238)	(441,783)	(136,816)
Net realized loss	$(436,428)	$(1,682,006)	$(1,018,932)
Change in unrealized appreciation (depreciation) —
Investments	$6,085,956	$9,476,781	$7,316,301
Financial futures contracts	56,335	(40,890)	62,305
Swap contracts	79,239	124,632	33,960
Net change in unrealized appreciation (depreciation)	$6,221,530	$9,560,523	$7,412,566

Net realized and unrealized gain	$5,785,102	$7,878,517	$6,393,634

Net increase in net assets from operations	$8,913,843	$12,445,446	$10,113,914

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2012

Statements of Operations — continued

	Year Ended July 31, 2012
Investment Income	New Jersey Fund	Pennsylvania Fund
Interest	$10,541,685	$12,715,596
Total investment income	$10,541,685	$12,715,596

Expenses
Investment adviser fee	$836,512	$1,040,447
Distribution and service fees
Class A	342,124	352,812
Class B	—	82,148
Class C	241,457	350,489
Trustees’ fees and expenses	8,674	10,470
Custodian fee	101,521	120,124
Transfer and dividend disbursing agent fees	87,074	118,301
Legal and accounting services	70,082	70,167
Printing and postage	20,383	26,137
Registration fees	1,058	1,971
Interest expense and fees	146,342	132,598
Miscellaneous	23,493	29,063
Total expenses	$1,878,720	$2,334,727
Deduct —
Reduction of custodian fee	$1,303	$2,062
Total expense reductions	$1,303	$2,062

Net expenses	$1,877,417	$2,332,665

Net investment income	$8,664,268	$10,382,931

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,128,641	$1,790,615
Financial futures contracts	(7,128,906)	(14,157,323)
Swap contracts	(1,868,938)	(1,659,852)
Net realized loss	$(7,869,203)	$(14,026,560)
Change in unrealized appreciation (depreciation) —
Investments	$23,930,915	$23,657,074
Financial futures contracts	(4,981)	197,656
Swap contracts	486,358	445,691
Net change in unrealized appreciation (depreciation)	$24,412,292	$24,300,421

Net realized and unrealized gain	$16,543,089	$10,273,861

Net increase in net assets from operations	$25,207,357	$20,656,792

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2012

Statements of Changes in Net Assets

	Year Ended July 31, 2012
Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund
From operations —
Net investment income	$3,128,741	$4,566,929	$3,720,280
Net realized loss from investment transactions, financial futures contracts and swap contracts	(436,428)	(1,682,006)	(1,018,932)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	6,221,530	9,560,523	7,412,566
Net increase in net assets from operations	$8,913,843	$12,445,446	$10,113,914
Distributions to shareholders —
From net investment income
Class A	$(2,574,545)	$(3,916,369)	$(2,961,219)
Class B	(50,554)	(89,965)	(46,935)
Class C	(260,771)	(226,477)	(331,902)
Class I	(119,658)	(297,975)	(351,414)
Tax return of capital
Class A	(18,833)	(27,901)	—
Class B	(370)	(641)	—
Class C	(1,907)	(1,613)	—
Class I	(875)	(2,123)	—
Total distributions to shareholders	$(3,027,513)	$(4,563,064)	$(3,691,470)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,724,263	$5,618,274	$12,777,148
Class B	38,546	408,692	41,678
Class C	2,872,204	1,524,044	2,999,884
Class I	2,821,798	7,386,775	20,131,030
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,894,451	2,989,440	2,600,348
Class B	37,600	58,021	41,005
Class C	233,715	155,896	273,649
Class I	64,660	170,695	85,081
Cost of shares redeemed
Class A	(16,317,630)	(13,551,976)	(13,356,222)
Class B	(136,679)	(129,372)	(160,986)
Class C	(1,162,997)	(908,312)	(2,153,879)
Class I	(1,833,391)	(2,595,084)	(1,742,125)
Net asset value of shares exchanged
Class A	304,646	879,388	584,067
Class B	(304,646)	(879,388)	(584,067)
Net increase (decrease) in net assets from Fund share transactions	$(6,763,460)	$1,127,093	$21,536,611

Net increase (decrease) in net assets	$(877,130)	$9,009,475	$27,959,055

Net Assets
At beginning of year	$77,179,466	$113,732,703	$94,651,931
At end of year	$76,302,336	$122,742,178	$122,610,986

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(47,033)	$(91,799)	$44,830

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2012

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2012
Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund
From operations —
Net investment income	$8,664,268	$10,382,931
Net realized loss from investment transactions, financial futures contracts and swap contracts	(7,869,203)	(14,026,560)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	24,412,292	24,300,421
Net increase in net assets from operations	$25,207,357	$20,656,792
Distributions to shareholders —
From net investment income
Class A	$(7,361,125)	$(7,482,776)
Class B	—	(303,762)
Class C	(900,611)	(1,287,282)
Class I	(385,717)	(1,295,918)
Total distributions to shareholders	$(8,647,453)	$(10,369,738)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$10,711,170	$10,725,234
Class B	—	122,290
Class C	4,729,718	5,061,903
Class I	5,949,507	4,425,146
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,686,163	5,964,494
Class B	—	243,743
Class C	613,906	1,055,186
Class I	168,890	283,602
Cost of shares redeemed
Class A	(28,173,868)	(21,527,113)
Class B	—	(1,283,087)
Class C	(4,111,804)	(5,781,601)
Class I	(3,280,265)	(6,519,074)
Net asset value of shares exchanged
Class A	—	2,363,410
Class B	—	(2,363,410)
Net decrease in net assets from Fund share transactions	$(7,706,583)	$(7,229,277)

Net increase in net assets	$8,853,321	$3,057,777

Net Assets
At beginning of year	$203,188,868	$251,858,161
At end of year	$212,042,189	$254,915,938

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$1,238,007	$(96,311)

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2012

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2011
Increase (Decrease) in Net Assets	Arizona Fund	Connecticut Fund	Minnesota Fund
From operations —
Net investment income	$3,812,162	$5,205,782	$4,036,181
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	863,368	(247,154)	(69,547)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(2,571,190)	(2,231,742)	(1,877,119)
Net increase in net assets from operations	$2,104,340	$2,726,886	$2,089,515
Distributions to shareholders —
From net investment income
Class A	$(3,305,040)	$(4,502,481)	$(3,437,998)
Class B	(82,618)	(140,849)	(96,543)
Class C	(292,747)	(250,199)	(439,664)
Class I	(21,853)	(263,061)	(32,692)
Total distributions to shareholders	$(3,702,258)	$(5,156,590)	$(4,006,897)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,735,013	$7,932,444	$13,149,994
Class B	209,142	221,045	45,651
Class C	761,234	1,934,671	1,714,807
Class I	1,362,220	2,149,978	2,843,946
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,843,240	3,147,782	2,644,685
Class B	52,949	91,398	69,029
Class C	209,024	159,258	310,348
Class I	2,111	97,738	14,287
Cost of shares redeemed
Class A	(21,180,534)	(23,327,232)	(25,980,643)
Class B	(676,452)	(595,060)	(581,326)
Class C	(2,505,903)	(3,077,033)	(5,869,717)
Class I	(6,024)	(3,514,010)	(156,788)
Net asset value of shares exchanged
Class A	925,790	2,315,371	1,612,803
Class B	(925,790)	(2,315,371)	(1,612,803)
Net decrease in net assets from Fund share transactions	$(16,193,980)	$(14,779,021)	$(11,795,727)

Net decrease in net assets	$(17,791,898)	$(17,208,725)	$(13,713,109)

Net Assets
At beginning of year	$94,971,364	$130,941,428	$108,365,040
At end of year	$77,179,466	$113,732,703	$94,651,931

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(66,401)	$(124,076)	$44,829

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2012

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2011
Increase (Decrease) in Net Assets	New Jersey Fund	Pennsylvania Fund
From operations —
Net investment income	$11,092,180	$13,255,608
Net realized loss from investment transactions, financial futures contracts and swap contracts	(5,077,899)	(5,805,327)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(6,031,793)	(3,734,316)
Net increase (decrease) in net assets from operations	$(17,512)	$3,715,965
Distributions to shareholders —
From net investment income
Class A	$(9,443,990)	$(9,346,423)
Class B	—	(569,399)
Class C	(1,182,072)	(1,684,496)
Class I	(410,255)	(1,622,928)
Total distributions to shareholders	$(11,036,317)	$(13,223,246)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$9,947,989	$9,632,003
Class B	—	423,114
Class C	3,210,731	4,120,825
Class I	4,364,265	6,631,630
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	6,081,133	6,591,931
Class B	—	361,676
Class C	674,940	1,193,779
Class I	110,326	178,197
Cost of shares redeemed
Class A	(50,136,714)	(49,442,148)
Class B	—	(2,683,441)
Class C	(9,118,000)	(13,451,545)
Class I	(4,989,174)	(10,989,920)
Net asset value of shares exchanged
Class A	—	4,704,184
Class B	—	(4,704,184)
Net decrease in net assets from Fund share transactions	$(39,854,504)	$(47,433,899)

Net decrease in net assets	$(50,908,333)	$(56,941,180)

Net Assets
At beginning of year	$254,097,201	$308,799,341
At end of year	$203,188,868	$251,858,161

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$1,238,005	$(61,748)

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2012

Financial Highlights

	Arizona Fund — Class A
	Year Ended July 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$9.280	$9.400	$8.960	$9.220	$9.750

Income (Loss) From Operations
Net investment income(1)	$0.404	$0.429	$0.400	$0.409	$0.417
Net realized and unrealized gain (loss)	0.736	(0.133)	0.427	(0.266)	(0.535)

Total income (loss) from operations	$1.140	$0.296	$0.827	$0.143	$(0.118)

Less Distributions
From net investment income	$(0.387)	$(0.416)	$(0.387)	$(0.403)	$(0.412)
Tax return of capital	(0.003)	—	—	—	—

Total distributions	$(0.390)	$(0.416)	$(0.387)	$(0.403)	$(0.412)

Net asset value — End of year	$10.030	$9.280	$9.400	$8.960	$9.220

Total Return(2)	12.51%	3.28%	9.35%	1.85%	(1.23)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$62,591	$67,029	$83,120	$82,365	$92,266
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.74%	0.75%	0.75%	0.80%	0.76%
Interest and fee expense(3)	0.02%	0.02%	0.01%	0.06%	0.14%
Total expenses before custodian fee reduction	0.76%	0.77%	0.76%	0.86%	0.90%
Expenses after custodian fee reduction excluding interest and fees	0.74%	0.75%	0.75%	0.79%	0.73%
Net investment income	4.17%	4.65%	4.30%	4.75%	4.37%
Portfolio Turnover	8%	1%	5%	18%	21%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2012

Financial Highlights — continued

	Arizona Fund — Class B
	Year Ended July 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$10.310	$10.440	$9.960	$10.250	$10.840

Income (Loss) From Operations
Net investment income(1)	$0.368	$0.398	$0.367	$0.383	$0.385
Net realized and unrealized gain (loss)	0.815	(0.143)	0.468	(0.299)	(0.597)

Total income (loss) from operations	$1.183	$0.255	$0.835	$0.084	$(0.212)

Less Distributions
From net investment income	$(0.350)	$(0.385)	$(0.355)	$(0.374)	$(0.378)
Tax return of capital	(0.003)	—	—	—	—

Total distributions	$(0.353)	$(0.385)	$(0.355)	$(0.374)	$(0.378)

Net asset value — End of year	$11.140	$10.310	$10.440	$9.960	$10.250

Total Return(2)	11.64%	2.55%	8.47%	1.06%	(1.99)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,451	$1,693	$3,086	$4,759	$7,416
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49%	1.50%	1.50%	1.55%	1.51%
Interest and fee expense(3)	0.02%	0.02%	0.01%	0.06%	0.14%
Total expenses before custodian fee reduction	1.51%	1.52%	1.51%	1.61%	1.65%
Expenses after custodian fee reduction excluding interest and fees	1.49%	1.50%	1.50%	1.54%	1.48%
Net investment income	3.42%	3.88%	3.55%	4.01%	3.63%
Portfolio Turnover	8%	1%	5%	18%	21%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2012

Financial Highlights — continued

	Arizona Fund — Class C
	Year Ended July 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$10.320	$10.450	$9.970	$10.260	$10.840

Income (Loss) From Operations
Net investment income(1)	$0.366	$0.400	$0.367	$0.382	$0.382
Net realized and unrealized gain (loss)	0.817	(0.144)	0.468	(0.298)	(0.584)

Total income (loss) from operations	$1.183	$0.256	$0.835	$0.084	$(0.202)

Less Distributions
From net investment income	$(0.350)	$(0.386)	$(0.355)	$(0.374)	$(0.378)
Tax return of capital	(0.003)	—	—	—	—

Total distributions	$(0.353)	$(0.386)	$(0.355)	$(0.374)	$(0.378)

Net asset value — End of year	$11.150	$10.320	$10.450	$9.970	$10.260

Total Return(2)	11.63%	2.55%	8.46%	1.06%	(1.89)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$9,602	$7,060	$8,765	$8,561	$8,481
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49%	1.50%	1.50%	1.55%	1.51%
Interest and fee expense(3)	0.02%	0.02%	0.01%	0.06%	0.14%
Total expenses before custodian fee reduction	1.51%	1.52%	1.51%	1.61%	1.65%
Expenses after custodian fee reduction excluding interest and fees	1.49%	1.50%	1.50%	1.54%	1.48%
Net investment income	3.39%	3.91%	3.54%	3.98%	3.61%
Portfolio Turnover	8%	1%	5%	18%	21%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2012

Financial Highlights — continued

	Arizona Fund — Class I
	Year Ended July 31, 2012	Period Ended July 31, 2011(1)
Net asset value — Beginning of period	$9.270	$9.400

Income (Loss) From Operations
Net investment income	$0.423 (2)	$0.433
Net realized and unrealized gain (loss)	0.736	(0.134)

Total income from operations	$1.159	$0.299

Less Distributions
From net investment income	$(0.406)	$(0.429)
Tax return of capital	(0.003)	—

Total distributions	$(0.409)	$(0.429)

Net asset value — End of period	$10.020	$9.270

Total Return(3)	12.74%	3.33	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,658	$1,397
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.54%	0.55	%(5)
Interest and fee expense(6)	0.02%	0.02	%(5)
Total expenses(7)	0.56%	0.57	%(5)
Net investment income	4.35%	4.65	%(5)
Portfolio Turnover	8%	1	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to July 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	For the year ended July 31, 2011.

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2012

Financial Highlights — continued

	Connecticut Fund — Class A
	Year Ended July 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$10.050	$10.200	$9.750	$9.990	$10.530

Income (Loss) From Operations
Net investment income(1)	$0.415	$0.434	$0.425	$0.446	$0.446
Net realized and unrealized gain (loss)	0.700	(0.154)	0.455	(0.241)	(0.548)

Total income (loss) from operations	$1.115	$0.280	$0.880	$0.205	$(0.102)

Less Distributions
From net investment income	$(0.412)	$(0.430)	$(0.430)	$(0.445)	$(0.438)
Tax return of capital	(0.003)	—	—	—	—

Total distributions	$(0.415)	$(0.430)	$(0.430)	$(0.445)	$(0.438)

Net asset value — End of year	$10.750	$10.050	$10.200	$9.750	$9.990

Total Return(2)	11.29%	2.85%	9.14%	2.31%	(1.01)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$101,699	$99,007	$110,955	$107,689	$103,906
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.75%	0.75%	0.76%	0.80%	0.77%
Interest and fee expense(3)	0.05%	0.05%	0.05%	0.15%	0.35%
Total expenses before custodian fee reduction	0.80%	0.80%	0.81%	0.95%	1.12%
Expenses after custodian fee reduction excluding interest and fees	0.75%	0.75%	0.76%	0.79%	0.76%
Net investment income	3.98%	4.34%	4.20%	4.72%	4.31%
Portfolio Turnover	13%	5%	10%	20%	23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2012

Financial Highlights — continued

	Connecticut Fund — Class B
	Year Ended July 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$10.000	$10.160	$9.700	$9.940	$10.480

Income (Loss) From Operations
Net investment income(1)	$0.336	$0.356	$0.348	$0.375	$0.367
Net realized and unrealized gain (loss)	0.699	(0.163)	0.465	(0.244)	(0.552)

Total income (loss) from operations	$1.035	$0.193	$0.813	$0.131	$(0.185)

Less Distributions
From net investment income	$(0.333)	$(0.353)	$(0.353)	$(0.371)	$(0.355)
Tax return of capital	(0.002)	—	—	—	—

Total distributions	$(0.335)	$(0.353)	$(0.353)	$(0.371)	$(0.355)

Net asset value — End of year	$10.700	$10.000	$10.160	$9.700	$9.940

Total Return(2)	10.49%	1.98%	8.46%	1.53%	(1.80)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,576	$2,927	$5,619	$8,387	$12,622
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50%	1.51%	1.51%	1.55%	1.52%
Interest and fee expense(3)	0.05%	0.05%	0.05%	0.15%	0.35%
Total expenses before custodian fee reduction	1.55%	1.56%	1.56%	1.70%	1.87%
Expenses after custodian fee reduction excluding interest and fees	1.50%	1.51%	1.51%	1.54%	1.51%
Net investment income	3.24%	3.57%	3.46%	3.99%	3.56%
Portfolio Turnover	13%	5%	10%	20%	23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2012

Financial Highlights — continued

	Connecticut Fund — Class C
	Year Ended July 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$10.010	$10.170	$9.710	$9.950	$10.480

Income (Loss) From Operations
Net investment income(1)	$0.335	$0.357	$0.347	$0.372	$0.366
Net realized and unrealized gain (loss)	0.700	(0.163)	0.466	(0.240)	(0.541)

Total income (loss) from operations	$1.035	$0.194	$0.813	$0.132	$(0.175)

Less Distributions
From net investment income	$(0.333)	$(0.354)	$(0.353)	$(0.372)	$(0.355)
Tax return of capital	(0.002)	—	—	—	—

Total distributions	$(0.335)	$(0.354)	$(0.353)	$(0.372)	$(0.355)

Net asset value — End of year	$10.710	$10.010	$10.170	$9.710	$9.950

Total Return(2)	10.49%	1.98%	8.46%	1.53%	(1.71)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$7,766	$6,516	$7,684	$5,664	$3,827
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50%	1.50%	1.51%	1.55%	1.52%
Interest and fee expense(3)	0.05%	0.05%	0.05%	0.15%	0.35%
Total expenses before custodian fee reduction	1.55%	1.55%	1.56%	1.70%	1.87%
Expenses after custodian fee reduction excluding interest and fees	1.50%	1.50%	1.51%	1.54%	1.51%
Net investment income	3.22%	3.58%	3.44%	3.96%	3.55%
Portfolio Turnover	13%	5%	10%	20%	23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2012

Financial Highlights — continued

	Connecticut Fund — Class I
	Year Ended July 31,				Period Ended July 31, 2008(1)
	2012	2011	2010	2009
Net asset value — Beginning of period	$10.050	$10.210	$9.750	$9.990	$9.780

Income (Loss) From Operations
Net investment income	$0.438	$0.455 (2)	$0.446 (2)	$0.461 (2)	$0.196	(2)
Net realized and unrealized gain (loss)	0.708	(0.165)	0.464	(0.237)	0.203

Total income from operations	$1.146	$0.290	$0.910	$0.224	$0.399

Less Distributions
From net investment income	$(0.433)	$(0.450)	$(0.450)	$(0.464)	$(0.189)
Tax return of capital	(0.003)	—	—	—	—

Total distributions	$(0.436)	$(0.450)	$(0.450)	$(0.464)	$(0.189)

Net asset value — End of period	$10.760	$10.050	$10.210	$9.750	$9.990

Total Return(3)	11.61%	2.96%	9.46%	2.52%	4.06	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,701	$5,283	$6,684	$2,122	$10
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.54%	0.56%	0.56%	0.60%	0.58	%(5)
Interest and fee expense(6)	0.05%	0.05%	0.05%	0.15%	0.35	%(5)
Total expenses before custodian fee reduction	0.59%	0.61%	0.61%	0.75%	0.93	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.54%	0.56%	0.56%	0.59%	0.56	%(5)
Net investment income	4.11%	4.55%	4.40%	4.87%	4.66	%(5)
Portfolio Turnover	13%	5%	10%	20%	23	%(7)

(1)	For the period from the start of business, March 3, 2008, to July 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	For the year ended July 31, 2008.

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2012

Financial Highlights — continued

	Minnesota Fund — Class A
	Year Ended July 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$9.160	$9.280	$8.900	$8.930	$9.280

Income (Loss) From Operations
Net investment income(1)	$0.341	$0.373	$0.375	$0.374	$0.382
Net realized and unrealized gain (loss)	0.598	(0.123)	0.364	(0.028)	(0.336)

Total income from operations	$0.939	$0.250	$0.739	$0.346	$0.046

Less Distributions
From net investment income	$(0.339)	$(0.370)	$(0.359)	$(0.376)	$(0.396)

Total distributions	$(0.339)	$(0.370)	$(0.359)	$(0.376)	$(0.396)

Net asset value — End of year	$9.760	$9.160	$9.280	$8.900	$8.930

Total Return(2)	10.41%	2.80%	8.40%	4.15%	0.51%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$86,725	$78,909	$89,036	$74,358	$69,234
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.72%	0.74%	0.73%	0.79%	0.75%
Interest and fee expense(3)	—	—	—	—	0.10%
Total expenses before custodian fee reduction	0.72%	0.74%	0.73%	0.79%	0.85%
Expenses after custodian fee reduction excluding interest and fees	0.72%	0.74%	0.73%	0.79%	0.70%
Net investment income	3.59%	4.10%	4.08%	4.38%	4.17%
Portfolio Turnover	8%	6%	3%	23%	18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2012

Financial Highlights — continued

	Minnesota Fund — Class B
	Year Ended July 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$9.860	$9.990	$9.580	$9.600	$9.990

Income (Loss) From Operations
Net investment income(1)	$0.295	$0.327	$0.330	$0.334	$0.338
Net realized and unrealized gain (loss)	0.633	(0.132)	0.393	(0.020)	(0.376)

Total income (loss) from operations	$0.928	$0.195	$0.723	$0.314	$(0.038)

Less Distributions
From net investment income	$(0.288)	$(0.325)	$(0.313)	$(0.334)	$(0.352)

Total distributions	$(0.288)	$(0.325)	$(0.313)	$(0.334)	$(0.352)

Net asset value — End of year	$10.500	$9.860	$9.990	$9.580	$9.600

Total Return(2)	9.53%	2.02%	7.62%	3.49%	(0.39)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,323	$1,882	$4,038	$5,225	$6,962
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.47%	1.50%	1.49%	1.54%	1.50%
Interest and fee expense(3)	—	—	—	—	0.10%
Total expenses before custodian fee reduction	1.47%	1.50%	1.49%	1.54%	1.60%
Expenses after custodian fee reduction excluding interest and fees	1.47%	1.50%	1.49%	1.54%	1.45%
Net investment income	2.89%	3.33%	3.33%	3.64%	3.43%
Portfolio Turnover	8%	6%	3%	23%	18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2012

Financial Highlights — continued

	Minnesota Fund — Class C
	Year Ended July 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$9.850	$9.980	$9.570	$9.620	$9.990

Income (Loss) From Operations
Net investment income(1)	$0.289	$0.327	$0.329	$0.333	$0.335
Net realized and unrealized gain (loss)	0.639	(0.132)	0.394	(0.049)	(0.353)

Total income (loss) from operations	$0.928	$0.195	$0.723	$0.284	$(0.018)

Less Distributions
From net investment income	$(0.288)	$(0.325)	$(0.313)	$(0.334)	$(0.352)

Total distributions	$(0.288)	$(0.325)	$(0.313)	$(0.334)	$(0.352)

Net asset value — End of year	$10.490	$9.850	$9.980	$9.570	$9.620

Total Return(2)	9.54%	2.03%	7.63%	3.17%	(0.19)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$12,955	$11,116	$15,291	$12,078	$8,569
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.47%	1.50%	1.48%	1.55%	1.50%
Interest and fee expense(3)	—	—	—	—	0.10%
Total expenses before custodian fee reduction	1.47%	1.50%	1.48%	1.55%	1.60%
Expenses after custodian fee reduction excluding interest and fees	1.47%	1.50%	1.48%	1.54%	1.45%
Net investment income	2.83%	3.34%	3.32%	3.61%	3.41%
Portfolio Turnover	8%	6%	3%	23%	18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2012

Financial Highlights — continued

	Minnesota Fund — Class I
	Year Ended July 31, 2012	Period Ended July 31, 2011(1)
Net asset value — Beginning of period	$9.160	$9.290

Income (Loss) From Operations
Net investment income	$0.358	$0.385
Net realized and unrealized gain (loss)	0.600	(0.130)

Total income from operations	$0.958	$0.255

Less Distributions
From net investment income	$(0.358)	$(0.385)

Total distributions	$(0.358)	$(0.385)

Net asset value — End of period	$9.760	$9.160

Total Return(2)	10.63%	2.86	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,608	$2,746
Ratios (as a percentage of average daily net assets):
Total expenses(4)	0.52%	0.54	%(5)
Net investment income	3.54%	4.28	%(5)
Portfolio Turnover	8%	6	%(6)

(1)	For the period from the commencement of operations on August 3, 2010 to July 31, 2011.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	For the year ended July 31, 2011.

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2012

Financial Highlights — continued

	New Jersey Fund — Class A
	Year Ended July 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$8.830	$9.220	$8.580	$9.500	$10.500

Income (Loss) From Operations
Net investment income(1)	$0.396	$0.444	$0.454	$0.457	$0.456
Net realized and unrealized gain (loss)	0.748	(0.393)	0.627	(0.929)	(0.977)

Total income (loss) from operations	$1.144	$0.051	$1.081	$(0.472)	$(0.521)

Less Distributions
From net investment income	$(0.394)	$(0.441)	$(0.441)	$(0.448)	$(0.462)
From net realized gain	—	—	—	—	(0.017)

Total distributions	$(0.394)	$(0.441)	$(0.441)	$(0.448)	$(0.479)

Net asset value — End of year	$9.580	$8.830	$9.220	$8.580	$9.500

Total Return(2)	13.24%	0.65%	12.76%	(4.66)%	(5.04)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$173,054	$171,001	$214,220	$215,406	$261,792
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.76%	0.79%	0.79%	0.85%	0.81%
Interest and fee expense(3)	0.07%	0.12%	0.11%	0.18%	0.26%
Total expenses before custodian fee reduction	0.83%	0.91%	0.90%	1.03%	1.07%
Expenses after custodian fee reduction excluding interest and fees	0.76%	0.79%	0.79%	0.85%	0.80%
Net investment income	4.31%	5.00%	4.98%	5.48%	4.57%
Portfolio Turnover	15%	1%	13%	35%	47%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2012

Financial Highlights — continued

	New Jersey Fund — Class C
	Year Ended July 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$9.210	$9.620	$8.960	$9.920	$10.950

Income (Loss) From Operations
Net investment income(1)	$0.340	$0.394	$0.402	$0.411	$0.394
Net realized and unrealized gain (loss)	0.780	(0.413)	0.652	(0.972)	(1.008)

Total income (loss) from operations	$1.120	$(0.019)	$1.054	$(0.561)	$(0.614)

Less Distributions
From net investment income	$(0.340)	$(0.391)	$(0.394)	$(0.399)	$(0.399)
From net realized gain	—	—	—	—	(0.017)

Total distributions	$(0.340)	$(0.391)	$(0.394)	$(0.399)	$(0.416)

Net asset value — End of year	$9.990	$9.210	$9.620	$8.960	$9.920

Total Return(2)	12.37%	(0.13)%	11.89%	(5.40)%	(5.68)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$28,066	$24,768	$31,491	$26,165	$28,204
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.51%	1.54%	1.53%	1.59%	1.56%
Interest and fee expense(3)	0.07%	0.12%	0.11%	0.18%	0.26%
Total expenses before custodian fee reduction	1.58%	1.66%	1.64%	1.77%	1.82%
Expenses after custodian fee reduction excluding interest and fees	1.51%	1.54%	1.53%	1.59%	1.55%
Net investment income	3.55%	4.25%	4.21%	4.73%	3.79%
Portfolio Turnover	15%	1%	13%	35%	47%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

54	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2012

Financial Highlights — continued

	New Jersey Fund — Class I
	Year Ended July 31,				Period Ended July 31, 2008(1)
	2012	2011	2010	2009
Net asset value — Beginning of period	$8.830	$9.220	$8.580	$9.510	$9.180

Income (Loss) From Operations
Net investment income(2)	$0.412	$0.463	$0.473	$0.468	$0.190
Net realized and unrealized gain (loss)	0.751	(0.394)	0.625	(0.933)	0.337

Total income (loss) from operations	$1.163	$0.069	$1.098	$(0.465)	$0.527

Less Distributions
From net investment income	$(0.413)	$(0.459)	$(0.458)	$(0.465)	$(0.197)

Total distributions	$(0.413)	$(0.459)	$(0.458)	$(0.465)	$(0.197)

Net asset value — End of period	$9.580	$8.830	$9.220	$8.580	$9.510

Total Return(3)	13.46%	0.85%	12.96%	(4.56)%	5.73	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,922	$7,419	$8,386	$1,808	$10
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.56%	0.59%	0.58%	0.65%	0.61	%(5)
Interest and fee expense(6)	0.07%	0.12%	0.11%	0.18%	0.26	%(5)
Total expenses before custodian fee reduction	0.63%	0.71%	0.69%	0.83%	0.87	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.56%	0.59%	0.58%	0.65%	0.60	%(5)
Net investment income	4.47%	5.21%	5.16%	5.74%	4.76	%(5)
Portfolio Turnover	15%	1%	13%	35%	47	%(7)

(1)	For the period from the start of business, March 3, 2008, to July 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	For the year ended July 31, 2008.

55	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2012

Financial Highlights — continued

	Pennsylvania Fund — Class A
	Year Ended July 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$8.800	$9.060	$8.650	$9.190	$9.970

Income (Loss) From Operations
Net investment income(1)	$0.380	$0.437	$0.431	$0.427	$0.440
Net realized and unrealized gain (loss)	0.370	(0.262)	0.391	(0.539)	(0.785)

Total income (loss) from operations	$0.750	$0.175	$0.822	$(0.112)	$(0.345)

Less Distributions
From net investment income	$(0.380)	$(0.435)	$(0.412)	$(0.428)	$(0.435)

Total distributions	$(0.380)	$(0.435)	$(0.412)	$(0.428)	$(0.435)

Net asset value — End of year	$9.170	$8.800	$9.060	$8.650	$9.190

Total Return(2)	8.70%	2.07%	9.60%	(0.87)%	(3.52)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$179,909	$175,176	$210,024	$212,358	$229,953
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.77%	0.80%	0.79%	0.82%	0.81%
Interest and fee expense(3)	0.05%	0.10%	0.09%	0.29%	0.42%
Total expenses before custodian fee reduction	0.82%	0.90%	0.88%	1.11%	1.23%
Expenses after custodian fee reduction excluding interest and fees	0.77%	0.80%	0.79%	0.82%	0.79%
Net investment income	4.25%	4.97%	4.74%	5.15%	4.58%
Portfolio Turnover	6%	5%	10%	27%	24%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

56	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2012

Financial Highlights — continued

	Pennsylvania Fund — Class B
	Year Ended July 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$9.110	$9.380	$8.960	$9.500	$10.310

Income (Loss) From Operations
Net investment income(1)	$0.326	$0.384	$0.375	$0.379	$0.381
Net realized and unrealized gain (loss)	0.377	(0.272)	0.404	(0.544)	(0.818)

Total income (loss) from operations	$0.703	$0.112	$0.779	$(0.165)	$(0.437)

Less Distributions
From net investment income	$(0.323)	$(0.382)	$(0.359)	$(0.375)	$(0.373)

Total distributions	$(0.323)	$(0.382)	$(0.359)	$(0.375)	$(0.373)

Net asset value — End of year	$9.490	$9.110	$9.380	$8.960	$9.500

Total Return(2)	7.86%	1.29%	8.75%	(1.45)%	(4.30)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$7,255	$10,191	$17,328	$22,120	$28,571
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.52%	1.56%	1.55%	1.57%	1.56%
Interest and fee expense(3)	0.05%	0.10%	0.09%	0.29%	0.42%
Total expenses before custodian fee reduction	1.57%	1.66%	1.64%	1.86%	1.98%
Expenses after custodian fee reduction excluding interest and fees	1.52%	1.56%	1.55%	1.57%	1.54%
Net investment income	3.52%	4.22%	3.99%	4.41%	3.83%
Portfolio Turnover	6%	5%	10%	27%	24%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

57	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2012

Financial Highlights — continued

	Pennsylvania Fund — Class C
	Year Ended July 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$9.110	$9.380	$8.960	$9.510	$10.320

Income (Loss) From Operations
Net investment income(1)	$0.324	$0.384	$0.375	$0.377	$0.380
Net realized and unrealized gain (loss)	0.380	(0.271)	0.404	(0.551)	(0.816)

Total income (loss) from operations	$0.704	$0.113	$0.779	$(0.174)	$(0.436)

Less Distributions
From net investment income	$(0.324)	$(0.383)	$(0.359)	$(0.376)	$(0.374)

Total distributions	$(0.324)	$(0.383)	$(0.359)	$(0.376)	$(0.374)

Net asset value — End of year	$9.490	$9.110	$9.380	$8.960	$9.510

Total Return(2)	7.86%	1.30%	8.75%	(1.55)%	(4.29)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$38,268	$36,409	$46,080	$38,427	$33,457
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.52%	1.55%	1.54%	1.57%	1.56%
Interest and fee expense(3)	0.05%	0.10%	0.09%	0.29%	0.42%
Total expenses before custodian fee reduction	1.57%	1.65%	1.63%	1.86%	1.98%
Expenses after custodian fee reduction excluding interest and fees	1.52%	1.55%	1.54%	1.57%	1.54%
Net investment income	3.49%	4.21%	3.98%	4.38%	3.83%
Portfolio Turnover	6%	5%	10%	27%	24%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

58	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2012

Financial Highlights — continued

	Pennsylvania Fund — Class I
	Year Ended July 31,				Period Ended July 31, 2008(1)
	2012	2011	2010	2009
Net asset value — Beginning of period	$8.830	$9.100	$8.680	$9.200	$8.900

Income (Loss) From Operations
Net investment income(2)	$0.400	$0.456	$0.450	$0.442	$0.192
Net realized and unrealized gain (loss)	0.369	(0.271)	0.401	(0.517)	0.297

Total income (loss) from operations	$0.769	$0.185	$0.851	$(0.075)	$0.489

Less Distributions
From net investment income	$(0.399)	$(0.455)	$(0.431)	$(0.445)	$(0.189)

Total distributions	$(0.399)	$(0.455)	$(0.431)	$(0.445)	$(0.189)

Net asset value — End of period	$9.200	$8.830	$9.100	$8.680	$9.200

Total Return(3)	8.91%	2.17%	9.91%	(0.45)%	5.49	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,484	$30,082	$35,367	$22,621	$32
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.57%	0.60%	0.60%	0.62%	0.60	%(5)
Interest and fee expense(6)	0.05%	0.10%	0.09%	0.29%	0.42	%(5)
Total expenses before custodian fee reduction	0.62%	0.70%	0.69%	0.91%	1.02	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.57%	0.60%	0.60%	0.62%	0.58	%(5)
Net investment income	4.45%	5.16%	4.93%	5.37%	4.98	%(5)
Portfolio Turnover	6%	5%	10%	27%	24	%(7)

(1)	For the period from the start of business, March 3, 2008, to July 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	For the year ended July 31, 2008.

59	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

July 31, 2012

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of twenty-two funds, five of which, each non-diversified, are included in these financial statements. They include Eaton Vance Arizona Municipal Income Fund (Arizona Fund), Eaton Vance Connecticut Municipal Income Fund (Connecticut Fund), Eaton Vance Minnesota Municipal Income Fund (Minnesota Fund), Eaton Vance New Jersey Municipal Income Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipal Income Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds seek to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The New Jersey Fund offers three classes of shares and the Arizona Fund, Connecticut Fund, Minnesota Fund and Pennsylvania Fund offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At July 31, 2012, the following Funds, for federal income tax purposes, had capital loss carryforwards and current year deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The current year deferred capital losses are treated as arising on the first day of the Funds’ next taxable year and are

60

Eaton Vance

Municipal Income Funds

July 31, 2012

Notes to Financial Statements — continued

treated as realized prior to the utilization of the capital loss carryforward. The amounts and expiration dates of the capital loss carryforwards and the amounts of the current year deferred capital losses are as follows:

Expiration Date	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

July 31, 2013	$691,155	$374,997	$504,289	$—	$3,349,896
July 31, 2014	736,704	—	—	—	—
July 31, 2016	160,306	329,657	410,833	3,716,712	1,414,955
July 31, 2017	997,387	662,277	566,758	6,120,511	5,414,612
July 31, 2018	3,471,707	2,387,746	1,523,293	20,873,952	10,375,222
July 31, 2019	—	685,091	723,202	3,741,998	10,492,996

Total capital loss carryforward	$6,057,259	$4,439,768	$3,728,375	$34,453,173	$31,047,681

Current year deferred capital losses	$383,051	$1,716,154	$956,506	$11,432,596	$16,004,278

As of July 31, 2012, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value

61

Eaton Vance

Municipal Income Funds

July 31, 2012

Notes to Financial Statements — continued

hierarchy (see Note 11) at July 31, 2012. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2012, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Arizona Fund	Connecticut Fund	New Jersey Fund	Pennsylvania Fund

Floating Rate Notes Outstanding	$1,700,000	$7,225,000	$21,020,000	$17,350,000
Interest Rate or Range of Interest Rates (%)	0.21 - 0.26	0.16 - 0.27	0.16 - 0.21	0.16 - 0.21
Collateral for Floating Rate Notes Outstanding	$3,290,369	$12,106,224	$29,397,610	$30,108,535

For the year ended July 31, 2012, the Funds’ average Floating Rate Notes outstanding and the average interest rate including fees were as follows:

	Arizona Fund	Connecticut Fund	New Jersey Fund	Pennsylvania Fund

Average Floating Rate Notes Outstanding	$1,700,000	$7,225,000	$21,020,000	$17,705,082
Average Interest Rate	0.94%	0.88%	0.70%	0.75%

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of July 31, 2012.

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Interest Rate Swaps — Pursuant to interest rate swap agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

62

Eaton Vance

Municipal Income Funds

July 31, 2012

Notes to Financial Statements — continued

2  Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended July 31, 2012 and July 31, 2011 was as follows:

	Year Ended July 31, 2012
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Distributions declared from:
Tax-exempt income	$2,969,419	$4,508,053	$3,690,517	$8,615,518	$10,323,973
Ordinary income	$36,109	$22,733	$953	$31,935	$45,765
Tax return of capital	$21,985	$32,278	$—	$—	$—

	Year Ended July 31, 2011
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Distributions declared from:
Tax-exempt income	$3,603,120	$5,143,449	$4,006,536	$11,034,521	$13,219,816
Ordinary income	$99,138	$13,141	$361	$1,796	$3,430

During the year ended July 31, 2012, the following amounts were reclassified due to expired capital loss carryforwards and differences between book and tax accounting, primarily for accretion of market discount and defaulted bond interest.

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Change in:
Paid-in capital	$(225,101)	$—	$(382,839)	$—	$(1,108,751)
Accumulated net realized loss	$328,946	$3,866	$411,648	$16,813	$1,156,507
Accumulated undistributed (distributions in excess of) net investment income	$(103,845)	$(3,866)	$(28,809)	$(16,813)	$(47,756)

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of July 31, 2012, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Undistributed tax-exempt income	$—	$—	$118,144	$1,392,704	$262,046
Capital loss carryforward and deferred capital losses	$(6,440,310)	$(6,155,922)	$(4,684,881)	$(45,885,769)	$(47,051,959)
Net unrealized appreciation	$8,450,808	$12,696,826	$11,162,964	$23,153,572	$30,095,686
Other temporary differences	$(47,033)	$(91,799)	$(73,314)	$(154,697)	$(194,243)

63

Eaton Vance

Municipal Income Funds

July 31, 2012

Notes to Financial Statements — continued

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to futures contracts, accretion of market discount, residual interest bonds, defaulted bond interest and the timing of recognizing distributions to shareholders.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced.

For the year ended July 31, 2012, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Investment Adviser Fee	$253,833	$425,270	$369,830	$836,512	$1,040,447
Effective Annual Rate	0.33%	0.37%	0.35%	0.41%	0.41%

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the year ended July 31, 2012 were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

EVM’s Sub-Transfer Agent Fees	$1,308	$3,347	$2,281	$5,382	$8,330
EVD’s Class A Sales Charges	$12,619	$13,942	$13,000	$33,429	$40,397

Officers and Trustees of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The

64

Eaton Vance

Municipal Income Funds

July 31, 2012

Notes to Financial Statements — continued

Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2012 for Class A shares amounted to the following:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class A Distribution and Service Fees	$128,450	$198,461	$166,090	$342,124	$352,812

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the year ended July 31, 2012, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% of the average daily net assets of each Fund’s Class B and Class C shares:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class B Distribution Fees	$11,623	$21,029	$12,290	$—	$64,854
Class C Distribution Fees	$60,439	$53,179	$88,623	$190,624	$276,702

At July 31, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class B	$976,000	$1,112,000	$716,000	$—	$1,120,000
Class C	$959,000	$628,000	$759,000	$3,145,000	$3,330,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended July 31, 2012 amounted to the following:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class B Service Fees	$3,099	$5,608	$3,278	$—	$17,294
Class C Service Fees	$16,117	$14,181	$23,633	$50,833	$73,787

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its

65

Eaton Vance

Municipal Income Funds

July 31, 2012

Notes to Financial Statements — continued

affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the year ended July 31, 2012, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Class A	$200	$2,000	$100	$4,000	$500
Class B	$1,000	$300	$2,000	$—	$10,000
Class C	$1,000	$—	$1,000	$—	$1,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended July 31, 2012 were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Purchases	$5,999,582	$18,122,655	$25,929,054	$32,944,606	$16,744,780
Sales	$12,160,693	$16,114,976	$8,367,455	$52,714,011	$46,004,824

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Arizona Fund
	Year Ended July 31, 2012
	Class A	Class B	Class C	Class I

Sales	488,702	3,500	263,330	294,161
Issued to shareholders electing to receive payments of distributions in Fund shares	194,859	3,483	21,591	6,610
Redemptions	(1,693,861)	(12,712)	(107,712)	(186,134)
Exchange from Class B shares	31,361	—	—	—
Exchange to Class A shares	—	(28,217)	—	—

Net increase (decrease)	(978,939)	(33,946)	177,209	114,637

	Year Ended July 31, 2011
	Class A	Class B	Class C	Class I(1)

Sales	401,410	20,275	74,144	151,035
Issued to shareholders electing to receive payments of distributions in Fund shares	200,290	5,170	20,433	228
Redemptions	(2,324,846)	(66,409)	(249,155)	(656)
Exchange from Class B shares	100,463	—	—	—
Exchange to Class A shares	—	(90,367)	—	—

Net increase (decrease)	(1,622,683)	(131,331)	(154,578)	150,607

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Notes to Financial Statements — continued

Connecticut Fund
	Year Ended July 31, 2012
	Class A	Class B	Class C	Class I

Sales	536,260	40,133	146,502	700,991
Issued to shareholders electing to receive payments of distributions in Fund shares	285,898	5,585	14,966	16,208
Redemptions	(1,301,521)	(12,557)	(87,360)	(247,894)
Exchange from Class B shares	84,695	—	—	—
Exchange to Class A shares	—	(85,096)	—	—

Net increase (decrease)	(394,668)	(51,935)	74,108	469,305

	Year Ended July 31, 2011
	Class A	Class B	Class C	Class I

Sales	790,719	22,336	192,074	217,521
Issued to shareholders electing to receive payments of distributions in Fund shares	315,062	9,180	15,986	9,759
Redemptions	(2,356,386)	(59,990)	(312,897)	(356,439)
Exchange from Class B shares	231,088	—	—	—
Exchange to Class A shares	—	(232,089)	—	—

Net decrease	(1,019,517)	(260,563)	(104,837)	(129,159)

Minnesota Fund
	Year Ended July 31, 2012
	Class A	Class B	Class C	Class I

Sales	1,343,926	4,104	292,066	2,087,670
Issued to shareholders electing to receive payments of distributions in Fund shares	273,612	4,022	26,799	8,939
Redemptions	(1,405,269)	(15,647)	(212,646)	(182,175)
Exchange from Class B shares	61,757	—	—	—
Exchange to Class A shares	—	(57,392)	—	—

Net increase (decrease)	274,026	(64,913)	106,219	1,914,434

	Year Ended July 31, 2011
	Class A	Class B	Class C	Class I(1)

Sales	1,440,338	4,823	172,587	315,560
Issued to shareholders electing to receive payments of distributions in Fund shares	290,957	7,048	31,757	1,564
Redemptions	(2,889,647)	(59,022)	(607,995)	(17,513)
Exchange from Class B shares	178,872	—	—	—
Exchange to Class A shares	—	(166,219)	—	—

Net increase (decrease)	(979,480)	(213,370)	(403,651)	299,611

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Notes to Financial Statements — continued

New Jersey Fund
	Year Ended July 31, 2012
	Class A	Class B	Class C	Class I

Sales	1,167,863	—	489,053	644,451
Issued to shareholders electing to receive payments of distributions in Fund shares	617,925	—	63,909	18,249
Redemptions	(3,082,371)	—	(432,689)	(362,596)

Net increase (decrease)	(1,296,583)	—	120,273	300,104

	Year Ended July 31, 2011
	Class A	Class B	Class C	Class I

Sales	1,122,380	—	340,185	491,180
Issued to shareholders electing to receive payments of distributions in Fund shares	685,908	—	72,839	12,491
Redemptions	(5,679,968)	—	(998,607)	(573,107)

Net decrease	(3,871,680)	—	(585,583)	(69,436)

Pennsylvania Fund
	Year Ended July 31, 2012
	Class A	Class B	Class C	Class I

Sales	1,194,338	13,441	546,499	497,328
Issued to shareholders electing to receive payments of distributions in Fund shares	665,025	26,310	113,593	31,478
Redemptions	(2,408,234)	(138,165)	(624,868)	(730,557)
Exchange from Class B shares	264,913	—	—	—
Exchange to Class A shares	—	(255,890)	—	—

Net increase (decrease)	(283,958)	(354,304)	35,224	(201,751)

	Year Ended July 31, 2011
	Class A	Class B	Class C	Class I

Sales	1,090,528	46,940	448,534	757,292
Issued to shareholders electing to receive payments of distributions in Fund shares	752,216	39,855	131,382	20,223
Redemptions	(5,654,604)	(297,679)	(1,496,003)	(1,260,696)
Exchange from Class B shares	536,513	—	—	—
Exchange to Class A shares	—	(518,249)	—	—

Net decrease	(3,275,347)	(729,133)	(916,087)	(483,181)

(1)	Class I of Arizona Fund and Minnesota Fund commenced operations on August 3, 2010.

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Notes to Financial Statements — continued

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2012, as determined on a federal income tax basis, were as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Aggregate cost	$66,612,167	$109,675,991	$105,610,311	$186,644,205	$220,232,350

Gross unrealized appreciation	$9,327,782	$13,565,009	$11,351,416	$26,191,049	$34,353,961
Gross unrealized depreciation	(876,974)	(868,183)	(188,452)	(3,037,477)	(4,258,275)

Net unrealized appreciation	$8,450,808	$12,696,826	$11,162,964	$23,153,572	$30,095,686

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At July 31, 2012, the Connecticut Fund had a balance outstanding pursuant to this line of credit of $700,000 at an interest rate of 1.14%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at July 31, 2012. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 11) at July 31, 2012. The Funds’ average borrowings or allocated fees during the year ended July 31, 2012 were not significant.

10  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at July 31, 2012 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

Arizona	9/12	38 U.S. 30-Year Treasury Bond	Short	$(5,595,430)	$(5,739,187)	$(143,757)
Connecticut	9/12	42 U.S. 30-Year Treasury Bond	Short	$(6,199,423)	$(6,343,312)	$(143,889)
Minnesota	9/12	47 U.S. 30-Year Treasury Bond	Short	$(6,920,664)	$(7,098,469)	$(177,805)
New Jersey	9/12	100 U.S. 10-Year Treasury Note	Short	$(13,279,504)	$(13,465,625)	$(186,121)
	9/12	255 U.S. 30-Year Treasury Bond	Short	(37,548,284)	(38,512,969)	(964,685)
Pennsylvania	9/12	550 U.S. 30-Year Treasury Bond	Short	$(80,986,494)	$(83,067,188)	$(2,080,694)

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Notes to Financial Statements — continued

At July 31, 2012, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Funds enters into interest rate swap contracts. The Funds also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2012 were as follows:

	Arizona Fund		Connecticut Fund		Minnesota Fund		New Jersey Fund		Pennsylvania Fund

Liability Derivative:
Futures Contracts	$(143,757	)(1)	$(143,889	)(1)	$(177,805	)(1)	$(1,150,806	)(1)	$(2,080,694	)(1)

Total	$(143,757)		$(143,889)		$(177,805)		$(1,150,806)		$(2,080,694)

(1)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended July 31, 2012 was as follows:

	Arizona Fund		Connecticut Fund		Minnesota Fund		New Jersey Fund		Pennsylvania Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(1,049,895	)(1)	$(1,428,481	)(1)	$(1,009,454	)(1)	$(8,997,844	)(1)	$(15,817,175	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$135,574	(2)	$83,742	(2)	$96,265	(2)	$481,377	(2)	$643,347	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Swap contracts.

The average notional amounts of futures contracts and interest rate swaps outstanding during the year ended July 31, 2012, which are indicative of the volume of these derivative types, were approximately as follows:

	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund

Average Notional Amount:
Futures Contracts	$3,877,000	$3,485,000	$4,623,000	$34,538,000	$54,231,000
Interest Rate Swaps	$135,000	$462,000	$58,000	$1,201,000	$1,319,000

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Financial Statements — continued

At July 31, 2012, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Arizona Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$76,762,975	$—	$76,762,975

Total Investments	$—	$76,762,975	$—	$76,762,975

Liability Description

Futures Contracts	$(143,757)	$—	$—	$(143,757)

Total	$(143,757)	$—	$—	$(143,757)

Connecticut Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$129,597,817	$—	$129,597,817

Total Investments	$—	$129,597,817	$—	$129,597,817

Liability Description

Futures Contracts	$(143,889)	$—	$—	$(143,889)

Total	$(143,889)	$—	$—	$(143,889)

Minnesota Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$116,773,275	$—	$116,773,275

Total Investments	$—	$116,773,275	$—	$116,773,275

Liability Description

Futures Contracts	$(177,805)	$—	$—	$(177,805)

Total	$(177,805)	$—	$—	$(177,805)

New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$230,817,777	$—	$230,817,777

Total Investments	$—	$230,817,777	$—	$230,817,777

Liability Description

Futures Contracts	$(1,150,806)	$—	$—	$(1,150,806)

Total	$(1,150,806)	$—	$—	$(1,150,806)

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Notes to Financial Statements — continued

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$267,678,036	$—	$267,678,036

Total Investments	$—	$267,678,036	$—	$267,678,036

Liability Description

Futures Contracts	$(2,080,694)	$—	$—	$(2,080,694)

Total	$(2,080,694)	$—	$—	$(2,080,694)

The Funds held no investments or other financial instruments as of July 31, 2011 whose fair value was determined using Level 3 inputs. At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the year then ended.

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July 31, 2012

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund:

We have audited the accompanying statements of assets and liabilities of Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of July 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented in the five years ended July 31, 2012. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund as of July 31, 2012, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for the periods presented in the five years ended July 31, 2012 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 17, 2012

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Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2013 will show the tax status of all distributions paid to your account in calendar year 2012. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  The Funds designate the following percentages of dividends from net investment income as exempt-interest dividends:

Arizona Municipal Income Fund	98.81%
Connecticut Municipal Income Fund	99.50%
Minnesota Municipal Income Fund	99.97%
New Jersey Municipal Income Fund	99.63%
Pennsylvania Municipal Income Fund	99.56%

74

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Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance Arizona Municipal Income Fund

•	Eaton Vance Connecticut Municipal Income Fund

•	Eaton Vance Minnesota Municipal Income Fund

•	Eaton Vance New Jersey Municipal Income Fund

•	Eaton Vance Pennsylvania Municipal Income Fund

(the “Funds”), each with Boston Management and Research (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

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Board of Trustees’ Contract Approval — continued

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, and five-year periods ended September 30, 2011 for each Fund. The Board considered the impact of extraordinary market conditions in recent years on each Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments in higher quality municipal bonds with longer maturities. The Board noted that the Adviser had taken action to restructure each Fund’s portfolio as part of a long-term strategy for managing interest rate risk, consistent with each Fund’s objective of providing current income, and that performance had improved relative to peer funds over recent periods. The Board concluded that each Fund’s performance had been satisfactory on the basis of current income return, and that it was appropriate to continue to monitor the effectiveness of the actions taken by the Adviser to improve Fund performance on the basis of total return, which it noted had improved for periods ended as of December 31, 2011.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by each Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and each Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from economies of scale in the future.

77

Eaton Vance

Municipal Income Funds

July 31, 2012

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 182 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 182 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(1) Director of EVC.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

78

Eaton Vance

Municipal Income Funds

July 31, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) During Past Five Years

Thomas M. Metzold 1958	President	Since 2010	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Vice President and Chief Income Investment Officer of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Since 2005	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

79

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

80

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Asset Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

313-9/12	7CSRC

Eaton Vance Municipal Opportunities Fund Annual Report July 31, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2012

Eaton Vance

Municipal Opportunities Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	19

Federal Tax Information	20

Management and Organization	21

Important Notices	23

Eaton Vance

Municipal Opportunities Fund

July 31, 2012

Management’s Discussion of Fund Performance1

Economic and Market Conditions

In the early months of the period, investors worried about intensifying debt problems in Europe, high U.S. unemployment, a stagnant housing market, and a Congressional deadlock that left businesses perplexed about the direction of tax and regulatory policy. Reacting to this turmoil, the S&P 5002 Index continued to plunge as the period opened and spent the next several months firting with new lows for the year.

Beginning in mid-December 2011, however, an equity rally took hold and continued into early April 2012, fueled by stronger economic growth in the fourth quarter, falling unemployment, and what the markets perceived as a successful restructuring of Greek debt. Then in the second quarter of 2012, the third annual mid-year slowdown arrived, instigated by continuing problems in Europe, slowing growth in China, and political uncertainty in the U.S. As consumer spending slowed and employment data weakened, growth expectations were revised downward, stocks traded lower, and U.S. Treasury yields fell to all-time lows.

Against this backdrop, municipal bonds rallied during the one-year period ending July 31, 2012, led by the long end of the yield curve. The Fund’s benchmark, the Barclays Capital Municipal Bond Index (the Index) — an unmanaged index of municipal bonds traded in the U.S. — returned 10.51% for the period, while the Barclays Capital Long (22+) Municipal Bond Index returned 16.77%. As yields on higher quality bonds fell, investors moved out on the yield curve, buying longer maturity municipal bonds to take advantage of higher yields. In their quest for income during a period of historically low interest rates, investors also favored lower quality, higher yielding issues over higher quality bonds. As a result, longer duration, lower credit quality bonds were the best performers in the municipals space during the period.

With falling Treasury yields driven by a worldwide “flight to quality” (the perceived safety of Treasuries and other high-rated issues) and the Federal Reserve’s Operation Twist (central bank’s swapping of its short-term holdings for long-term Treasury bonds), municipal bonds during the period offered higher taxable-equivalent yields than Treasuries. The ratio of 30-year AAA6 municipal yields to 30-year Treasury yields — which historically has averaged less than 100% because municipal yields are federally tax-exempt — began the period at 105.6% and finished at 110.5%. Even though municipals rallied, however, the global demand for the safety of Treasuries drove Treasuries to deliver even higher total returns than municipal bonds for the period.

Fund Performance

For the fiscal year ending July 31, 2012, Eaton Vance Municipal Opportunities Fund’s Class A shares at net asset value (NAV) had a total return of 14.69%, outperforming the 10.51% return of the Index.

To achieve its primary objective of maximizing after-tax total return, the Fund employs a flexible investment strategy that allows it to seek opportunities virtually anywhere on the yield curve and anywhere on the credit curve, across different sectors and different state issuers. Management has the ability to be opportunistic in pursuing the Fund’s total return objective, trading holdings whenever opportunities arise, with the ability to invest up to 20% of net assets in debt obligations other than tax-exempt municipal bonds. The Fund may also hedge interest rate risk and hold leveraged investments, although those strategies were not used during the fiscal year ended July 31, 2012.

For the 12-month period, the Fund’s outperformance was driven primarily by security selection and opportunistic trading. While the Fund’s average weightings, in terms of credit rating, coupon structure, and sector breakdown, were largely similar to those of the Index, the Fund’s security selection contributed to performance versus the Index. Security selection in hospital, transportation, and water utilities sectors, as well as California issuers and A-rated bonds contributed to performance versus the Index. Active trading of holdings also contributed notably to total return for the one-year period and helped the Fund outperform the Index.

During a period when the long end of the maturity curve outperformed, the Fund’s underweighting in maturities of 20 years and longer detracted from results. The other notable detractors during the fiscal year were underweightings in bonds issued by the State of Illinois and the Commonwealth of Puerto Rico.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Municipal Opportunities Fund

July 31, 2012

Performance2,3

Portfolio Managers Cynthia J. Clemson, Thomas M. Metzold, CFA, William H. Ahern, Jr., CFA, Craig R. Brandon, CFA and Adam Weigold, CFA

% Average Annual Total Returns	Inception Date	One Year	Since Inception
Class A at NAV	5/31/2011	14.69%	13.44%
Class A with 4.75% Maximum Sales Charge	—	9.28	8.81
Class I at NAV	5/31/2011	15.10	13.82
Barclays Capital Municipal Bond Index	5/31/2011	10.51%	10.20%

% Total Annual Operating Expense Ratios[4]		Class A	Class I
Gross		1.32%	1.07%
Net		1.10	0.85

% Distribution Rates/Yields[5]		Class A	Class I
Distribution Rate		2.23%	2.48%
Taxable-Equivalent Distribution Rate		3.43	3.82
SEC 30-day Yield		1.64	1.97
Taxable-Equivalent SEC 30-day Yield		2.52	3.03

Growth of $250,000

This graph shows the change in value of a hypothetical investment of $250,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of $10,000
	Period Beginning	At NAV	With Maximum Sales Charge
Class A	5/31/11	$11,590	$11,038

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Municipal Opportunities Fund

July 31, 2012

Fund Profile

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Municipal Opportunities Fund

July 31, 2012

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays Capital Long (22+) Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement (exclusive of interest expense) that continues through 11/30/12. Without the reimbursement, performance would have been lower.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30- day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Yield reflects the effect of fee waivers and expense reimbursements.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality.

Fund profile subject to change due to active management.

5

Eaton Vance

Municipal Opportunities Fund

July 31, 2012

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2012 – July 31, 2012).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/12)	Ending Account Value (7/31/12)	Expenses Paid During Period* (2/1/12 – 7/31/12)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,033.90	$5.56	**	1.10%
Class I	$1,000.00	$1,035.20	$4.30	**	0.85%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.40	$5.52	**	1.10%
Class I	$1,000.00	$1,020.60	$4.27	**	0.85%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2012.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

Municipal Opportunities Fund

July 31, 2012

Portfolio of Investments

Tax-Exempt Municipal Securities — 94.1%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.3%
Arkansas Development Finance Authority, 5.00%, 6/1/24	$200	$247,224
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/31	500	596,045

		$843,269

Education — 7.9%
Hempstead, NY, Local Development Corp., (Adelphi University), 5.00%, 6/1/20	$110	$131,019
Hempstead, NY, Local Development Corp., (Adelphi University), 5.00%, 6/1/21	140	167,570
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	325	395,866
New Jersey Institute of Technology, 5.00%, 7/1/32	100	117,184
New York Dormitory Authority, (State University Educational Facilities), 4.00%, 5/15/28	80	87,272
Union County, PA, Higher Educational Facilities Financing Authority, (Bucknell University), 4.00%, 4/1/23	195	227,405
University of Cincinnati, OH, 4.00%, 6/1/25	95	106,018
University of Cincinnati, OH, 4.00%, 6/1/26	40	44,147
University of Minnesota, 5.00%, 12/1/26	200	248,652

		$1,525,133

Electric Utilities — 6.9%
American Municipal Power, Inc., OH, (AMP Fremont Energy Center), 5.25%, 2/15/28	$250	$294,655
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	60	62,367
JEA, FL, Electric System Revenue, 4.00%, 10/1/31	250	268,848
Seattle, WA, Municipal Light and Power, 5.00%, 2/1/22	350	427,066
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	250	281,972

		$1,334,908

General Obligations — 19.5%
Allegan County, MI, 2.50%, 5/1/24	$130	$125,506
Charleston County, SC, 4.00%, 11/1/29	145	163,561
Denver City and County, CO, School District No. 1, 4.00%, 12/1/26	175	196,819
Ferndale, MI, Public Schools, 4.00%, 5/1/23	500	548,375
Florida Board of Education, 4.00%, 6/1/25(1)	55	62,475
Florida Board of Education, 4.00%, 6/1/26(1)	60	67,528
Florida Board of Education, 4.00%, 6/1/27(1)	60	67,307
Georgia, 4.50%, 7/1/28	250	295,765
Howell, MI, Public Schools, 4.50%, 5/1/29	495	549,604

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Minnesota, 5.00%, 8/1/20	$220	$280,449
Phoenix, AZ, 4.00%, 7/1/27	250	280,418
Tualatin Valley, OR, Fire and Rescue, A Rural Fire Protection District, 5.00%, 6/1/25	350	433,122
Utah, 5.00%, 7/1/25	350	438,277
Virginia Beach, VA, 4.00%, 4/1/27	240	273,014

		$3,782,220

Hospital — 10.1%
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/22	$200	$246,596
California Health Facilities Financing Authority, (Providence Health System), 6.50%, 10/1/38	345	411,964
California Health Facilities Financing Authority, (St. Joseph Health System), 5.50%, 7/1/29	200	233,942
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/25	315	336,974
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	285	294,485
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/21	250	297,690
Norfolk, VA, Economic Development Authority, (Sentara Healthcare), 5.00%, 11/1/43	50	56,434
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.00%, 10/1/42	75	81,054

		$1,959,139

Housing — 1.2%
Nebraska Investment Finance Authority, Single Family Housing, (FHLMC), (FNMA), (GNMA), 5.90%, 9/1/36	$200	$231,672

		$231,672

Industrial Development Revenue — 4.6%
Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	$250	$279,480
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	250	272,003
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	175	202,748
St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	140	148,939

		$903,170

7	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 1.6%
Baldwin County, AL, (AGC), 5.00%, 5/1/23	$45	$52,818
Will County, IL, Community Unit School District No. 365-U, (Valley View), (NPFG), 0.00%, 11/1/25	450	266,953

		$319,771

Insured – Special Tax Revenue — 1.8%
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	$500	$350,670

		$350,670

Insured – Water and Sewer — 0.9%
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$175	$184,294

		$184,294

Senior Living / Life Care — 0.9%
Lee County, FL, Industrial Development Authority, (Shell Point), 5.50%, 11/15/21	$150	$167,489

		$167,489

Special Tax Revenue — 3.4%
Illinois, Sales Tax Revenue, 5.00%, 6/15/31	$300	$344,787
Michigan Trunk Line Fund, 5.00%, 11/15/20	250	313,065

		$657,852

Student Loan — 3.4%
Massachusetts Educational Financing Authority, (AMT), 5.50%, 7/1/26	$200	$217,226
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	405	440,843

		$658,069

Transportation — 23.6%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38(1)	$150	$162,156
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/42(1)	95	102,546
Greater Orlando, FL, Aviation Authority, (AMT), 5.00%, 10/1/21	250	294,740
Hawaii, Airports System Revenue, 5.25%, 7/1/29	250	286,997
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/28	250	296,332
Massachusetts Port Authority, (AMT), 5.00%, 7/1/42	500	552,875

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Memphis-Shelby County, TN, Airport Authority, (AMT), 5.00%, 7/1/25	$250	$277,998
New Jersey Turnpike Authority, 5.00%, 1/1/35	125	144,320
New York Thruway Authority, 5.00%, 1/1/37	50	56,723
New York Thruway Authority, 5.00%, 1/1/42	55	62,110
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	250	271,385
Pennsylvania Turnpike Commission, 5.00%, 12/1/24	250	292,692
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/26	200	220,888
Port Authority of New York and New Jersey, 4.00%, 12/1/23	250	287,252
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37	230	247,639
San Francisco City and County, CA, Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	400	459,092
Virginia Transportation Board, 4.00%, 3/15/25(2)	500	566,935

		$4,582,680

Water and Sewer — 4.0%
Baltimore, MD, (Wastewater Projects), 5.00%, 7/1/26	$400	$487,692
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	250	293,025

		$780,717

Total Tax-Exempt Municipal Securities — 94.1% (identified cost $17,100,250)		$18,281,053

Taxable Municipal Securities — 1.4%(3)

Security	Principal Amount (000’s omitted)	Value

General Obligations — 1.4%
California, 7.95%, 3/1/36	$220	$267,729

Total Taxable Municipal Securities — 1.4% (identified cost $259,234)		$267,729

Total Investments — 95.5% (identified cost $17,359,484)		$18,548,782

Other Assets, Less Liabilities — 4.5%		$883,333

Net Assets — 100.0%		$19,432,115

8	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2012

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
NPFG	–	National Public Finance Guaranty Corp.

At July 31, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	12.7%
New York	11.0%
Others, representing less than 10% individually	71.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2012, 4.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 1.9% of total investments.

(1)	When-issued security.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)

Build America Bonds. Represent taxable municipal obligations issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

9	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2012

Statement of Assets and Liabilities

Assets	July 31, 2012
Investments, at value (identified cost, $17,359,484)	$18,548,782
Cash	1,163,223
Interest receivable	153,328
Receivable for Fund shares sold	90,815
Receivable from affiliate	16,679
Total assets	$19,972,827

Liabilities
Payable for when-issued securities	$462,936
Payable for Fund shares redeemed	6,160
Distributions payable	24,200
Payable to affiliates:
Investment adviser and administration fee	9,606
Distribution and service fees	1,390
Accrued expenses	36,420
Total liabilities	$540,712
Net Assets	$19,432,115

Sources of Net Assets
Paid-in capital	$17,747,721
Accumulated net realized gain	495,096
Net unrealized appreciation	1,189,298
Net Assets	$19,432,115

Class A Shares
Net Assets	$6,885,844
Shares Outstanding	612,827
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.24
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$11.80

Class I Shares
Net Assets	$12,546,271
Shares Outstanding	1,115,357
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.25

On sales of $50,000 or more, the offering price of Class A shares is reduced.

10	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2012

Statement of Operations

Investment Income	Year Ended July 31, 2012

Interest	$535,111
Total investment income	$535,111

Expenses
Investment adviser and administration fee	$91,199
Distribution and service fees
Class A	9,747
Trustees’ fees and expenses	1,165
Custodian fee	24,809
Transfer and dividend disbursing agent fees	1,392
Legal and accounting services	26,325
Printing and postage	18,482
Registration fees	33,904
Miscellaneous	15,010
Total expenses	$222,033
Deduct —
Reduction of custodian fee	$519
Allocation of expenses to affiliate	82,350
Total expense reductions	$82,869

Net expenses	$139,164

Net investment income	$395,947

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$562,492
Net realized gain	$562,492
Change in unrealized appreciation (depreciation) —
Investments	$1,100,095
Net change in unrealized appreciation (depreciation)	$1,100,095

Net realized and unrealized gain	$1,662,587

Net increase in net assets from operations	$2,058,534

11	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2012

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended July 31, 2012	Period Ended July 31, 2011(1)
From operations —
Net investment income	$395,947	$18,715
Net realized gain from investment transactions	562,492	6,828
Net change in unrealized appreciation (depreciation) from investments	1,100,095	89,203
Net increase in net assets from operations	$2,058,534	$114,746
Distributions to shareholders —
From net investment income
Class A	$(91,899)	$(54)
Class I	(301,447)	(18,539)
From net realized gain
Class A	(19,329)	—
Class I	(57,618)	—
Total distributions to shareholders	$(470,293)	$(18,593)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$7,302,770	$217,040
Class I	993,355	10,240,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	109,621	48
Class I	9,240	—
Cost of shares redeemed
Class A	(1,116,673)	—
Class I	(7,680)	—
Net increase in net assets from Fund share transactions	$7,290,633	$10,457,088

Net increase in net assets	$8,878,874	$10,553,241

Net Assets
At beginning of period	$10,553,241	$—
At end of period	$19,432,115	$10,553,241

(1)	For the period from the start of business, May 31, 2011, to July 31, 2011.

12	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2012

Financial Highlights

	Class A
	Year Ended July 31, 2012	Period Ended July 31, 2011(1)
Net asset value — Beginning of period	$10.090	$10.000

Income (Loss) From Operations
Net investment income	$0.257	$0.015
Net realized and unrealized gain	1.205	0.090

Total income from operations	$1.462	$0.105

Less Distributions
From net investment income	$(0.257)	$(0.015)
From net realized gain	(0.055)	—

Total distributions	$(0.312)	$(0.015)

Net asset value — End of period	$11.240	$10.090

Total Return(2)	14.69%	1.05	%(3)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,886	$217
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.10%	1.10	%(6)
Net investment income	2.36%	0.96	%(6)
Portfolio Turnover	85%	21	%(3)

(1)	For the period from the start of business, May 31, 2011, to July 31, 2011.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed operating expenses (equal to 0.54% and 4.13% of average daily net assets for the year ended July 31, 2012 and the period ended July 31, 2011, respectively). Absent this reimbursement, total return would have been lower.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2012

Financial Highlights — continued

	Class I
	Year Ended July 31, 2012	Period Ended July 31, 2011(1)
Net asset value — Beginning of period	$10.090	$10.000

Income (Loss) From Operations
Net investment income	$0.286	$0.018
Net realized and unrealized gain	1.215	0.090

Total income from operations	$1.501	$0.108

Less Distributions
From net investment income	$(0.286)	$(0.018)
From net realized gain	(0.055)	—

Total distributions	$(0.341)	$(0.018)

Net asset value — End of period	$11.250	$10.090

Total Return(2)	15.10%	1.08	%(3)

Ratios / Supplemental Data
Net assets, end of period (000’s omitted)	$12,546	$10,336
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.85%	0.85	%(6)
Net investment income	2.68%	1.07	%(6)
Portfolio Turnover	85%	21	%(3)

(1)	For the period from the start of business, May 31, 2011, to July 31, 2011.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed operating expenses (equal to 0.54% and 4.13% of average daily net assets for the year ended July 31, 2012 and the period ended July 31, 2011, respectively). Absent this reimbursement, total return would have been lower.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Municipal Opportunities Fund

July 31, 2012

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipal Opportunities Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to maximize after-tax total return. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business

15

Eaton Vance

Municipal Opportunities Fund

July 31, 2012

Notes to Financial Statements — continued

trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the year ended July 31, 2012 and the period ended July 31, 2011 was as follows:

	2012	2011

Distributions declared from:
Tax-exempt income	$387,505	$18,510
Ordinary income	$82,788	$83

During the year ended July 31, 2012, accumulated net realized gain was increased by $2,601 and accumulated undistributed net investment income was decreased by $2,601 due to differences between book and tax accounting, primarily for accretion of market discount. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of July 31, 2012, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed tax-exempt income	$24,201
Undistributed ordinary income	$477,882
Undistributed long-term capital gains	$14,739
Net unrealized appreciation	$1,191,772
Other temporary differences	$(24,200)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to accretion of market discount and the timing of recognizing distributions to shareholders.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.60% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended July 31, 2012, the investment adviser and administration fee amounted to $91,199 or 0.60% of the Fund’s average daily net assets. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.10% and 0.85% of the Fund’s average daily net assets for Class A and

16

Eaton Vance

Municipal Opportunities Fund

July 31, 2012

Notes to Financial Statements — continued

Class I, respectively. This agreement may be changed or terminated after November 30, 2012. Pursuant to this agreement, EVM was allocated $82,350 of the Fund’s operating expenses for the year ended July 31, 2012. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended July 31, 2012, EVM earned $87 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $9,556 as its portion of the sales charge on sales of Class A shares for the year ended July 31, 2012. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2012 amounted to $9,747 for Class A shares.

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $19,138,183 and $12,533,316, respectively, for the year ended July 31, 2012.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Year Ended July 31, 2012	Period Ended July 31, 2011(1)

Sales	684,329	21,546
Issued to shareholders electing to receive payments of distributions in Fund shares	10,131	5
Redemptions	(103,184)	—

Net increase	591,276	21,551

Class I	Year Ended July 31, 2012	Period Ended July 31, 2011(1)

Sales	91,219	1,024,000
Issued to shareholders electing to receive payments of distributions in Fund shares	848	—
Redemptions	(710)	—

Net increase	91,357	1,024,000

(1)	For the period from the start of business, May 31, 2011, to July 31, 2011.

At July 31, 2012, EVM owned 58% of the value of the outstanding shares of the Fund.

17

Eaton Vance

Municipal Opportunities Fund

July 31, 2012

Notes to Financial Statements — continued

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$17,357,010

Gross unrealized appreciation	$1,193,590
Gross unrealized depreciation	(1,818)

Net unrealized appreciation	$1,191,772

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended July 31, 2012.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$18,281,053	$—	$18,281,053
Taxable Municipal Securities	—	267,729	—	267,729

Total Investments	$—	$18,548,782	$—	$18,548,782

The Fund held no investments or other financial instruments as of July 31, 2011 whose fair value was determined using Level 3 inputs. At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the year then ended.

18

Eaton Vance

Municipal Opportunities Fund

July 31, 2012

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Municipal Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Municipal Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Municipals Trust), including the portfolio of investments, as of July 31, 2012, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from the start of business, May 31, 2011, to July 31, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Municipal Opportunities Fund as of July 31, 2012, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from the start of business, May 31, 2011, to July 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 18, 2012

19

Eaton Vance

Municipal Opportunities Fund

July 31, 2012

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2013 will show the tax status of all distributions paid to your account in calendar year 2012. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  The Fund designates 98.52% of dividends from net investment income as an exempt-interest dividend.

20

Eaton Vance

Municipal Opportunities Fund

July 31, 2012

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 182 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 182 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(1) Director of EVC.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse
(now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

21

Eaton Vance

Municipal Opportunities Fund

July 31, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) During Past Five Years
Thomas M. Metzold 1958	President	Since 2010	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Vice President and Chief Income Investment Officer of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Since 2005	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

22

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

23

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Investment Advisor and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Asset Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

5279-9/12	MUNIOPPSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance Municipal Opportunities Fund, Eaton Vance New Jersey Municipal Income Fund, and Eaton Vance Pennsylvania Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 22 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following tables represent the aggregate fees billed to each Fund for the Funds’ fiscal years ended July 31, 2011 and July 31, 2012 by the Funds’ principal accountant, Deloitte and Touche LLP (“D&T”) for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Arizona Municipal Income Fund

Fiscal Years Ended	7/31/2011	7/31/2012
Audit Fees	$28,900	$30,620
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,530	$8,730
All Other Fees(3)	$300	$310

Total	$37,730	$39,660

Eaton Vance Connecticut Municipal Income Fund

Fiscal Years Ended	7/31/2011	7/31/2012
Audit Fees	$34,848	$36,960
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,630	$8,830
All Other Fees(3)	$300	$310

Total	$43,778	$45,830

Eaton Vance Minnesota Municipal Income Fund

Fiscal Years Ended	7/31/2011	7/31/2012
Audit Fees	$25,150	$26,800
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$7,830	$8,030
All Other Fees(3)	$300	$310

Total	$33,280	$35,140

Eaton Vance New Jersey Municipal Income Fund

Fiscal Years Ended	7/31/2011	7/31/2012
Audit Fees	$50,090	$52,260
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,130	$9,380
All Other Fees(3)	$300	$310

Total	$59,520	$61,950

Eaton Vance Pennsylvania Municipal Income Fund

Fiscal Years Ended	7/31/2011	7/31/2012
Audit Fees	$51,478	$53,670
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,930	$10,180
All Other Fees(3)	$300	$310

Total	$61,708	$64,160

Eaton Vance Municipal Opportunities Fund

Fiscal Year Ended	7/31/2011	7/31/2012
Audit Fees	$16,550	$18,020
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,000	$8,200
All Other Fees(3)	$300	$310

Total	$24,850	$26,530

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T, for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/10	9/30/10	7/31/11	8/31/11	9/30/11	7/31/12
Audit Fees	$361,930	$310,048	$234,756	$339,390	$283,018	$218,060
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$103,812	$69,555	$60,380	$96,730	$65,550	$53,350
All Other Fees(3)	$6,000	$3,000	$2,100	$3,300	$1,500	$1,860

Total	$471,742	$382,603	$297,236	$439,420	$350,068	$273,270

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonable related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the same time period.

Fiscal Years Ended	8/31/10	9/30/10	7/31/11	8/31/11	9/30/11	7/31/12
Registrant(1)	$109,812	$72,555	$62,480	$100,030	$67,050	$55,210
Eaton Vance(2)	$240,551	$278,901	$274,431	$224,191	$226,431	$608,859

(1)	Includes all of the Series in the Trust.

(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	September 12, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 12, 2012

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	September 12, 2012